SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 33-43529)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 20   [X]
and
REGISTRATION STATEMENT (No. 811-6440)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 20 [X]
Fidelity Aberdeen Street Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on May 21, 1998 pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (date) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
FIDELITY ABERDEEN STREET TRUST

FIDELITY FREEDOM FUNDS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER  PROSPECTUS SECTION


1          ..............................    COVER PAGE

2    A     ..............................    EXPENSES

     B, C  ..............................    CONTENTS; WHO MAY WANT TO INVEST

3    A     ..............................    FINANCIAL HIGHLIGHTS

     B     ..............................    *

     C, D  ..............................    PERFORMANCE

4    A     I.............................    CHARTER

           II...........................     INVESTMENT PRINCIPLES AND RISKS

     B     ..............................    INVESTMENT PRINCIPLES AND RISKS; SECURITIES AND
                                             INVESTMENT PRACTICES

     C     ..............................    WHO MAY WANT TO INVEST; INVESTMENT PRINCIPLES
                                             AND RISKS

5    A     ..............................    CHARTER

     B     I.............................    CHARTER; DOING BUSINESS WITH FIDELITY

           II...........................     CHARTER

           III..........................     EXPENSES; BREAKDOWN OF EXPENSES

     C     ..............................    CHARTER

     D     ..............................    CHARTER; BREAKDOWN OF EXPENSES

     E     ..............................    CHARTER

     F     ..............................    EXPENSES; BREAKDOWN OF EXPENSES

     G     I..............................   CHARTER

           II..............................  *

5    A     ..............................    PERFORMANCE

6    A     I.............................    CHARTER

           II...........................     HOW TO BUY SHARES; HOW TO SELL SHARES;
                                             TRANSACTION DETAILS; EXCHANGE RESTRICTIONS

           III..........................     CHARTER

     B     .............................     CHARTER

     C     ..............................    TRANSACTION DETAILS; EXCHANGE RESTRICTIONS

     D     ..............................    *

     E     ..............................    DOING BUSINESS WITH FIDELITY; HOW TO BUY SHARES;
                                             HOW TO SELL SHARES; INVESTOR SERVICES

     H     ..............................    *

     F, G  ..............................    DIVIDENDS, CAPITAL GAINS, AND TAXES

7    A     ..............................    COVER PAGE; CHARTER

     B     ..............................    EXPENSES; HOW TO BUY SHARES; TRANSACTION DETAILS

     C     ..............................    *

     D     ..............................    HOW TO BUY SHARES

     E     ..............................    *

     F     ..............................    BREAKDOWN OF EXPENSES

8          ..............................    HOW TO SELL SHARES; INVESTOR SERVICES; TRANSACTION
                                             DETAILS; EXCHANGE RESTRICTIONS

9          ..............................    *


* Not Applicable

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial report and portfolio listing or a copy of the funds' Statement of Additional Information (SAI)
dated May    21, 1998    . The SAI has been filed with the Securities
and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
FIDELITY FREEDOM 2000 FUND
SM
FIDELITY
FREEDOM
FUNDS
SM
(fund number 370, trading symbol FFFBX)
FIDELITY FREEDOM 2010 FUND
SM
(fund number 371, trading symbol FFFCX)
FIDELITY FREEDOM 2020 FUND
SM
(fund number 372, trading symbol FFFDX)
FIDELITY FREEDOM 2030 FUND
SM
(fund number 373, trading symbol FFFEX)
each seeks high total return.
FIDELITY FREEDOM INCOME FUND
SM
(fund number 369, trading symbol FFFAX)
seeks high current income and, as a secondary objective, capital appreciation.
Each Freedom Fund seeks to achieve its objective by allocating its assets among other Fidelity mutual funds, and, with the exception of Fidelity Freedom Income Fund, by adopting a more conservative target asset allocation over time.
PROSPECTUS
MAY    21, 1998    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
FF-PRO-05   98

   702545
CONTENTS


KEY FACTS                 4    WHO MAY WANT TO INVEST

                          7    EXPENSES EACH FREEDOM FUND'S YEARLY
                               OPERATING EXPENSES.

                          9    FINANCIAL HIGHLIGHTS A SUMMARY OF
                               EACH FREEDOM FUND'S FINANCIAL DATA.

                          14   PERFORMANCE HOW EACH FREEDOM FUND
                               HAS DONE OVER TIME.

THE FUNDS IN DETAIL       16   CHARTER HOW EACH FREEDOM FUND IS
                               ORGANIZED.

                          17   INVESTMENT PRINCIPLES AND RISKS EACH
                               FREEDOM FUND'S OVERALL APPROACH TO
                               INVESTING.

                          25   BREAKDOWN OF EXPENSES HOW
                               OPERATING COSTS ARE CALCULATED AND WHAT
                               THEY INCLUDE.

YOUR ACCOUNT                   DOING BUSINESS WITH FIDELITY

                               TYPES OF ACCOUNTS DIFFERENT WAYS TO
                               SET UP YOUR ACCOUNT, INCLUDING
                               TAX-ADVANTAGED RETIREMENT PLANS.

                               HOW TO BUY SHARES OPENING AN
                               ACCOUNT AND MAKING ADDITIONAL
                               INVESTMENTS.

                               HOW TO SELL SHARES TAKING MONEY OUT
                               AND CLOSING YOUR ACCOUNT.

                               INVESTOR SERVICES SERVICES TO HELP YOU
                               MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT   37   COMBINATION WITH FREEDOM
POLICIES                       INCOME FUND

                          37   DIVIDENDS, CAPITAL GAINS, AND TAXES

                          37   TRANSACTION DETAILS SHARE PRICE
                               CALCULATIONS AND THE TIMING OF PURCHASES
                               AND REDEMPTIONS.

                          38   EXCHANGE RESTRICTIONS

   KEY FACTS


WHO MAY WANT TO INVEST
Fidelity Freedom 2000 Fund (Freedom 2000), Fidelity Freedom 2010 Fund (Freedom 2010), Fidelity Freedom 2020 Fund (Freedom 2020), and Fidelity Freedom 2030 Fund (Freedom 2030) are referred to collectively as the "Freedom Funds with target retirement dates." Each of these funds is designed for long-term investors seeking high total return through a single investment with an asset allocation strategy that becomes increasingly conservative over time, reflecting an investor's changing financial needs as he or she becomes older. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. That is, Freedom 2000 is designed for investors planning to retire around the year 2000
(approximately    two     years from now); Freedom 2010 is designed
for investors planning to retire around the year 2010 (approximately
   12     years from now); and so on.
Fidelity Freedom Income Fund (Freedom Income) is designed for investors seeking high current income and, secondarily, capital appreciation during their retirement years.
Each Freedom Fund seeks to achieve its investment objective by investing in a combination of Fidelity equity, fixed-income, and money market funds (underlying Fidelity funds). The performance of each Freedom Fund depends on the performance of the underlying Fidelity funds in which it invests. The performance of the underlying Fidelity funds, in turn, depends on the performance of the stock, bond, and money markets in the U.S. and abroad. The value of each Freedom Fund will vary from day to day, reflecting changes in these markets and in the values of the underlying Fidelity funds. When you sell your Freedom Fund shares, they may be worth more or less than what you paid for them.
The Freedom Funds are designed to provide moderate asset allocation programs for investors progressing through their work and retirement years. No one fund, however, can provide an appropriate balanced investment program for all investors and you should evaluate the Freedom Funds in the context of your overall financial situation, investment goals, and other retirement investments. If you consider yourself an especially aggressive or conservative investor, you may want to add other investments to your retirement portfolio to achieve the balance that is best for you.
INVESTMENT PROGRAM
Each Freedom Fund seeks to achieve its investment objective by allocating its assets among underlying Fidelity funds. The underlying Fidelity funds fall into three broad investment categories: equity (stock) funds, fixed-income (bond) funds, and money market funds. There are two subcategories for the equity funds - domestic and international, and two subcategories for the fixed-income funds - investment grade and high yield. For additional information about the underlying Fidelity funds, refer to "Securities and Investment
Practices" of the Freedom Funds beginning on page        .
For each Freedom Fund with a target retirement date, the percentage of assets invested in each of these categories depends on the number of years remaining until that fund's target retirement year. For example, Freedom 2030, whose target retirement year is more than 30 years away, will start with a relatively aggressive target asset allocation, with a substantial investment in equity funds and a modest investment in fixed-income funds. By contrast, Freedom 2000, whose target retirement
year is less than    two     years away, will start with a relatively
conservative target asset allocation, investing less than half of its assets in equity funds and the majority of its assets in fixed-income and money market funds.
The Freedom Funds with target retirement dates do not mature or terminate when they reach their target retirement years. Instead, each of these funds continues to invest according to an asset allocation strategy that becomes increasingly conservative over time until the fund's target allocation matches Freedom Income's target allocation. At that time, approximately five to ten years after a fund's target retirement date, it is expected that the fund will be combined with Freedom Income and the fund's shareholders will become shareholders of Freedom Income. For additional information, refer to "Combination with
Freedom Income Fund" on page        .
The charts on the right illustrate the target asset allocation of each
Freedom Fund as of March 31,    1998    .
FREEDOM INCOME





 DOMESTIC
EQUITY
FUNDS 20%
 INTERNATIONAL
EQUITY FUNDS 0%
ROW: 1, COL: 1, VALUE: 40.0
ROW: 1, COL: 2, VALUE: 20.0
ROW: 1, COL: 3, VALUE: 0.0
ROW: 1, COL: 4, VALUE: 0.0
ROW: 1, COL: 5, VALUE: 40.0
 INVESTMENT
GRADE FIXED-
INCOME
FUNDS 40%
 HIGH YIELD
FIXED-INCOME
FUNDS 0%
 MONEY MARKET
FUNDS 40%
FREEDOM 2000





 DOMESTIC
EQUITY
FUNDS 37%
 INTERNATIONAL
EQUITY FUNDS 4%
ROW: 1, COL: 1, VALUE: 40.0
ROW: 1, COL: 2, VALUE: 39.0
ROW: 1, COL: 3, VALUE: 4.0
ROW: 1, COL: 4, VALUE: 4.0
ROW: 1, COL: 5, VALUE: 13.0
 INVESTMENT
GRADE FIXED-
INCOME
FUNDS 40%
 HIGH YIELD
FIXED-INCOME
FUNDS 4%
 MONEY MARKET
FUNDS 15%
FREEDOM 2010





 DOMESTIC
EQUITY
FUNDS 56%
 INTERNATIONAL
EQUITY FUNDS 9%
ROW: 1, COL: 1, VALUE: 5.0
ROW: 1, COL: 2, VALUE: 70.0
ROW: 1, COL: 3, VALUE: 15.0
ROW: 1, COL: 4, VALUE: 10.0
ROW: 1, COL: 5, VALUE: 0.0
 INVESTMENT
GRADE FIXED-
INCOME
FUNDS 26%
 HIGH YIELD
FIXED-INCOME
FUNDS 7%
 MONEY MARKET
FUNDS 2%
FREEDOM 2020





 DOMESTIC
EQUITY
FUNDS 68%
 INTERNATIONAL
EQUITY FUNDS 12%
ROW: 1, COL: 1, VALUE: 11.0
ROW: 1, COL: 2, VALUE: 69.0
ROW: 1, COL: 3, VALUE: 12.0
ROW: 1, COL: 4, VALUE: 8.0
ROW: 1, COL: 5, VALUE: 0.0
 INVESTMENT
GRADE FIXED-
INCOME
FUNDS 12%
 HIGH YIELD
FIXED-INCOME
FUNDS 8%
 MONEY MARKET
FUNDS 0%
FREEDOM 2030





 DOMESTIC
EQUITY
FUNDS 70%
 INTERNATIONAL
EQUITY FUNDS 14%
ROW: 1, COL: 1, VALUE: 5.0
ROW: 1, COL: 2, VALUE: 70.0
ROW: 1, COL: 3, VALUE: 15.0
ROW: 1, COL: 4, VALUE: 10.0
ROW: 1, COL: 5, VALUE: 0.0
 INVESTMENT
GRADE FIXED-
INCOME
FUNDS 6%
 HIGH YIELD
FIXED-INCOME
FUNDS 10%
 MONEY MARKET
FUNDS 0%
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a Freedom Fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below
$2,500. See "Transaction Details," page        , for an explanation of
how and when these charges apply.
SALES CHARGE ON PURCHASES AND  NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE ON REDEMPTIONS  NONE

ANNUAL ACCOUNT MAINTENANCE FEE  $12.00
(FOR ACCOUNTS UNDER $2,500)

ANNUAL OPERATING EXPENSES are paid out of each Freedom Fund's assets. Each Freedom Fund pays a management fee to Strategic Advisers, Inc.
(Strategic Advisers),    an     affiliate of Fidelity Management &
Research Company (FMR). Strategic Advisers is responsible for the payment of all other Freedom Fund expenses with certain limited exceptions.
Each Freedom Fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see
"Breakdown of Expenses" on page        ).
The following figures are based on historical expenses   ,
adjusted to reflect current fees, of each fund and are calculated as a percentage of average net assets of each Freedom Fund.
FREEDOM INCOME



MANAGEMENT FEE (AFTER REIMBURSEMENT)          0.08%

12B-1 FEE (DISTRIBUTION FEE)                  NONE

OTHER EXPENSES                                0.00%

TOTAL OPERATING EXPENSES                      0.08%
(AFTER REIMBURSEMENT)

FREEDOM 2000



MANAGEMENT FEE (AFTER REIMBURSEMENT)          0.08%

12B-1 FEE (DISTRIBUTION FEE)               NONE

OTHER EXPENSES                                0.00%

TOTAL OPERATING EXPENSES                      0.08%
(AFTER REIMBURSEMENT)

FREEDOM 2010



MANAGEMENT FEE (AFTER REIMBURSEMENT)          0.08%

12B-1 FEE (DISTRIBUTION FEE)               NONE

OTHER EXPENSES                                0.00%

TOTAL OPERATING EXPENSES                      0.08%
(AFTER REIMBURSEMENT)

FREEDOM 2020



MANAGEMENT FEE (AFTER REIMBURSEMENT)          0.08%

12B-1 FEE (DISTRIBUTION FEE)               NONE

OTHER EXPENSES                                0.00%

TOTAL OPERATING EXPENSES                      0.08%
(AFTER REIMBURSEMENT)

FREEDOM 2030



MANAGEMENT FEE (AFTER REIMBURSEMENT)          0.08%

12B-1 FEE (DISTRIBUTION FEE)               NONE

OTHER EXPENSES                                0.00%

TOTAL OPERATING EXPENSES                      0.08%
(AFTER REIMBURSEMENT)

   Effective November 1, 1996     Strategic Advisers has voluntarily
agreed to reimburse each Freedom Fund to the extent that total
operating expenses (   excluding interest, taxes, brokerage
commissions and extraordinary expenses)     exce   ed     0.08% of its
average net assets. If these agreements were not in effect, the management fee, other expenses, and total operating expenses, as a percentage of average net assets, of each Freedom Fund would have been
   0.10    %,    0.00    %, and    0.10    %   , respectively    .
A Freedom Fund will not incur any sales charges when it invests in
underlying Fidelity funds, but it may incur exchange or    short-term
trading     fees, if applicable. Such charges and fees may or may not
have been incurred if a shareholder had invested directly in the underlying Fidelity funds.
In addition to the total operating expenses shown    to the left    ,
each Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund, and each Freedom Fund's investment return will be net of underlying Fidelity fund expenses.
The following chart provides the total operating expense ratios for the underlying Fidelity funds.
The following figures are based on historical expenses for each underlying Fidelity fund's most recently reported fiscal year end and are calculated as a percentage of average net assets of each underlying Fidelity fund. Where appropriate, expense ratios are adjusted to reflect current fees.
UNDERLYING FIDELITY FUNDS                                       EXPENSE RATIO

FIDELITY BLUE CHIP GROWTH FUND                                     0.78    %

FIDELITY CAPITAL & INCOME FUND                                     0.84    %

FIDELITY DISCIPLINED EQUITY FUND                                   0.64    %

FIDELITY DIVERSIFIED INTERNATIONAL FUND                            1.23    %

FIDELITY EQUITY-INCOME FUND                                        0.65    %

FIDELITY EUROPE FUND                                               1.18    %

FIDELITY FUND                                                      0.84    %

FIDELITY GOVERNMENT SECURITIES FUND                                0.72    %

FIDELITY GROWTH & INCOME PORTFOLIO                                 0.71    %

FIDELITY GROWTH COMPANY FUND                                       0.68    %

FIDELITY INTERMEDIATE BOND FUND                                    0.69    %

FIDELITY INVESTMENT GRADE BOND FUND                                0.75    %

FIDELITY JAPAN FUND                                                1.40    %

FIDELITY MONEY MARKET TRUST: RETIREMENT MONEY MARKET PORTFOLIO     0.39    %

FIDELITY OTC PORTFOLIO                                             0.84    %

FIDELITY OVERSEAS FUND                                             1.20    %

FIDELITY SOUTHEAST ASIA FUND                                       1.32    %

The total expense ratios of each Freedom Fund (calculated as a percentage of average net assets) are as follows: Freedom Income:
   0.67    %; Freedom 2000:    0.78    %; Freedom 2010:    0.85    %;
Freedom 2020:    0.88    %; and Freedom 2030:    0.90    %. Each
Freedom Fund's total expense ratio is based on its total operating expense ratio plus a weighted average of the expense ratios of the underlying Fidelity funds (as described above) in which it was
invested as of    March 31, 1998.     These total expense ratios may
be higher or lower depending on the allocation of a Freedom Fund's assets among the underlying Fidelity funds, and the actual expenses of the underlying Fidelity funds.
EXPENSE TABLE EXAMPLE: Based on each Freedom Fund's total expenses shown in the preceding paragraph, you would pay the following expenses on a $1,000 investment in each Freedom Fund, assuming a 5% annual
return and full redemption at the end of each time period.    Total
expenses shown below include any shareholder transaction expenses and each Freedom Fund's annual operating expenses.
                1 YEAR      3 YEARS      5 YEARS      10 YEARS

FREEDOM INCOME  $    7      $    21      $    37      $    84

FREEDOM 2000    $    8      $    25      $    43      $    97

FREEDOM 2010    $    9      $    27      $    47      $    105

FREEDOM 2020    $    9      $    28      $    49      $    108

FREEDOM 2030    $    9      $    29      $    50      $    110

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO
SUGGEST ACTUAL OR EXPECTED    EXPENSES     OR RETURNS, ALL OF WHICH
MAY VARY.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, and Freedom 2030, have been
audited by    Coopers & Lybrand L.L.P.    , independent accountants.
The funds' financial highlights, financial statements, and reports of the auditor are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity for a free copy of the Annual Report or the SAI.
   FIDELITY FREEDOM INCOME FUND

   SELECTED PER-SHARE DATA

   YEARS ENDED MARCH 31                              1998            1997G

   NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.06         $ 10.00

   INCOME FROM INVESTMENT OPERATIONS

    NET INVESTMENT INCOMED                            .50             .22

    NET REALIZED AND UNREALIZED GAIN (LOSS)           .96             (.02)E

    TOTAL FROM INVESTMENT OPERATIONS                  1.46            .20

   LESS DISTRIBUTIONS

    FROM NET INVESTMENT INCOME                        (.51)           (.14)

    FROM NET REALIZED GAIN                            (.06)           --

    TOTAL DISTRIBUTIONS                               (.57)           (.14)

   NET ASSET VALUE, END OF PERIOD                    $ 10.95         $ 10.06

   TOTAL RETURNB,C                                    14.88%          1.99%

   RATIOS AND SUPPLEMENTAL DATA

   (AMOUNTS DO NOT INCLUDE THE ACTIVITY OF
UNDERLYING FUNDS)

   NET ASSETS, END OF PERIOD (000 OMITTED)           $ 55,472         $ 9,427

   RATIO OF EXPENSES TO AVERAGE NET ASSETS            .08%F            .08%A,F

   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS                                                4.71%            4.95%A

   PORTFOLIO TURNOVER RATE                            33%              32%A


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
   F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   G FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997.
   FIDELITY FREEDOM 2000 FUND

   SELECTED PER-SHARE DATA

   YEARS ENDED MARCH 31                              1998            1997G

   NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.12         $ 10.00

   INCOME FROM INVESTMENT OPERATIONS

    NET INVESTMENT INCOMED                            .60             .18

    NET REALIZED AND UNREALIZED GAIN (LOSS)           1.71            .03E

    TOTAL FROM INVESTMENT OPERATIONS                  2.31            .21

   LESS DISTRIBUTIONS

    FROM NET INVESTMENT INCOME                        (.33)           (.09)

    FROM NET REALIZED GAIN                            (.12)           --

    TOTAL DISTRIBUTIONS                               (.45)           (.09)

   NET ASSET VALUE, END OF PERIOD                    $ 11.98         $ 10.12

   TOTAL RETURNB,C                                    23.25%          2.09%

   RATIOS AND SUPPLEMENTAL DATA

   (AMOUNTS DO NOT INCLUDE THE ACTIVITY OF
 UNDERLYING FUNDS)

   NET ASSETS, END OF PERIOD (000 OMITTED)           $ 325,126         $ 15,946

   RATIO OF EXPENSES TO AVERAGE NET ASSETS            .08%F             .08%A,F

   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS                                                3.72%             4.00%A

   PORTFOLIO TURNOVER RATE                            24%               19%A


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
   F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   G FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997.
   FIDELITY FREEDOM 2010 FUND

   SELECTED PER-SHARE DATA

   YEARS ENDED MARCH 31                              1998            1997G

   NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.15         $ 10.00

   INCOME FROM INVESTMENT OPERATIONS

    NET INVESTMENT INCOMED                            .30             .11

    NET REALIZED AND UNREALIZED GAIN (LOSS)           2.82            .15E

    TOTAL FROM INVESTMENT OPERATIONS                  3.12            .26

   LESS DISTRIBUTIONS

    FROM NET INVESTMENT INCOME                        (.37)           (.11)

    FROM NET REALIZED GAIN                            (.09)           --

    TOTAL DISTRIBUTIONS                               (.46)           (.11)

   NET ASSET VALUE, END OF PERIOD                    $ 12.81         $ 10.15

   TOTAL RETURNB,C                                    31.31%          2.59%

   RATIOS AND SUPPLEMENTAL DATA

   (AMOUNTS DO NOT INCLUDE THE ACTIVITY OF
UNDERLYING FUNDS)

   NET ASSETS, END OF PERIOD (000 OMITTED)           $ 647,356         $ 23,600

   RATIO OF EXPENSES TO AVERAGE NET ASSETS            .08%F             .08%A,F

   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS                                                2.54%             2.56%A

   PORTFOLIO TURNOVER RATE                            20%               3%A


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
   F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   G FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997.
   FIDELITY FREEDOM 2020 FUND

   SELECTED PER-SHARE DATA

   YEARS ENDED MARCH 31                              1998            1997G

   NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.21         $ 10.00

   INCOME FROM INVESTMENT OPERATIONS

    NET INVESTMENT INCOMED                            .21             .08

    NET REALIZED AND UNREALIZED GAIN (LOSS)           3.33            .22E

    TOTAL FROM INVESTMENT OPERATIONS                  3.54            .30

   LESS DISTRIBUTIONS

    FROM NET INVESTMENT INCOME                        (.34)           (.09)

    FROM NET REALIZED GAIN                            (.13)           --

    TOTAL DISTRIBUTIONS                               (.47)           (.09)

   NET ASSET VALUE, END OF PERIOD                    $ 13.28         $ 10.21

   TOTAL RETURNB,C                                    35.36%          2.99%

   RATIOS AND SUPPLEMENTAL DATA

   (AMOUNTS DO NOT INCLUDE THE ACTIVITY OF
UNDERLYING FUNDS)

   NET ASSETS, END OF PERIOD (000 OMITTED)           $ 577,603         $ 14,958

   RATIO OF EXPENSES TO AVERAGE NET ASSETS            .08%F             .08%A,F

   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS                                                1.76%             1.75%A

   PORTFOLIO TURNOVER RATE                            15%               21%A


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
   F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   G FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997.
   FIDELITY FREEDOM 2030 FUND

   SELECTED PER-SHARE DATA

   YEARS ENDED MARCH 31                              1998            1997G

   NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.21         $ 10.00

   INCOME FROM INVESTMENT OPERATIONS

    NET INVESTMENT INCOMED                            .22             .08

    NET REALIZED AND UNREALIZED GAIN (LOSS)           3.42            .22E

    TOTAL FROM INVESTMENT OPERATIONS                  3.64            .30

   LESS DISTRIBUTIONS

    FROM NET INVESTMENT INCOME                        (.17)           (.09)

    IN EXCESS OF NET INVESTMENT INCOME                (.14)           --

    FROM NET REALIZED GAIN                            (.12)           --

    TOTAL DISTRIBUTIONS                               (.43)           (.09)

   NET ASSET VALUE, END OF PERIOD                    $ 13.42         $ 10.21

   TOTAL RETURNB,C                                    36.28%          2.99%

   RATIOS AND SUPPLEMENTAL DATA

   (AMOUNTS DO NOT INCLUDE THE ACTIVITY OF
UNDERLYING FUNDS)

   NET ASSETS, END OF PERIOD (000 OMITTED)           $ 115,072         $ 5,725

   RATIO OF EXPENSES TO AVERAGE NET ASSETS            .08%F             .08%A,F

   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS                                                1.78%             1.71%A

   PORTFOLIO TURNOVER RATE                            34%               19%A


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
   F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   G FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997.
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or
YIELD.    The total returns that follow are based on historical fund results and do not reflect the effect of taxes.
   Each Freedom Fund's fiscal year runs from April 1 to March 31. The tables below show each Freedom Fund's performance over past fiscal years compared to their respective composite indices.
   The chart on page presents calendar year performance for each Freedom Fund.
   AVERAGE ANNUAL TOTAL RETURNS



                                          PAST 1         LIFE OF
                                          YEAR            FUND*

   FREEDOM INCOME                          14.88%          11.53%

   FREEDOM INCOME COMPOSITE INDEX          15.88%          13.01%

   FREEDOM 2000                            23.25%          17.14%

   FREEDOM 2000 COMPOSITE INDEX            24.60%          19.64%

   FREEDOM 2010                            31.31%          22.78%

   FREEDOM 2010 COMPOSITE INDEX            32.94%          26.13%

   FREEDOM 2020                            35.36%          25.71%

   FREEDOM 2020 COMPOSITE INDEX            37.39%          29.63%

   FREEDOM 2030                            36.28%          26.30%

   FREEDOM 2030 COMPOSITE INDEX            37.87%          29.97%

   CUMULATIVE TOTAL RETURNS



                                          PAST 1         LIFE OF
                                          YEAR            FUND*

   FREEDOM INCOME                          14.88%          17.17%

   FREEDOM INCOME COMPOSITE INDEX          15.88%          19.44%

   FREEDOM 2000                            23.25%          25.83%

   FREEDOM 2000 COMPOSITE INDEX            24.60%          29.74%

   FREEDOM 2010                            31.31%          34.71%

   FREEDOM 2010 COMPOSITE INDEX            32.94%          40.09%

   FREEDOM 2020                            35.36%          39.41%

   FREEDOM 2020 COMPOSITE INDEX            37.39%          45.76%

   FREEDOM 2030                            36.28%          40.35%

   FREEDOM 2030 COMPOSITE INDEX            37.87%          46.32%

   * FROM OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS).
If Strategic Advisers had not reimbursed certain fund expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
       YEAR-BY-YEAR TOTAL RETURNS





CALENDAR YEARS                       1997

FREEDOM INCOME                          10.91%

FREEDOM INCOME COMPOSITE INDEX          12.52%

CONSUMER PRICE INDEX                    1.70%

YEAR-BY-YEAR TOTAL RETURNS





CALENDAR YEARS                     1997

FREEDOM 2000                          15.29%

FREEDOM 2000 COMPOSITE INDEX          17.89%

CONSUMER PRICE INDEX                  1.70%

YEAR-BY-YEAR TOTAL RETURNS





CALENDAR YEARS                     1997

FREEDOM 2010                       19.36%

FREEDOM 2010 COMPOSITE INDEX       22.80%

CONSUMER PRICE INDEX               1.70%

YEAR-BY-YEAR TOTAL RETURNS





CALENDAR YEARS                     1997

FREEDOM 2020                       21.24%

FREEDOM 2020 COMPOSITE INDEX       25.13%

CONSUMER PRICE INDEX               1.70%

YEAR-BY-YEAR TOTAL RETURNS





CALENDAR YEARS                     1997

FREEDOM 2030                          21.40%

FREEDOM 2030 COMPOSITE INDEX          25.03%

CONSUMER PRICE INDEX                  1.70%

THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
       THE FIDELITY FREEDOM FUNDS' COMPOSITE INDICES    are
hypothetical combinations of unmanaged indices, representing the performance of the asset classes in which each Freedom Fund is invested. The Composite Indices are based on the weightings of each asset class in a Freedom Fund, adjusted on June 30 and December 31 of each calendar year for Freedom Funds with target retirement dates, to reflect the increasingly conservative asset allocations.
   Total returns of the following indices are used to calculate a Freedom Fund's Composite Index: Standard & Poor's 500 Index (S&P 500(registered trademark)) for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month Treasury Bill Index for the money market fund class:
   (small solid bullet)     STANDARD & POOR'S 500 INDEX (S&P 500) is a
widely recognized, unmanaged index of common stocks.
   (small solid bullet)     MORGAN STANLEY CAPITAL INTERNATIONAL
EUROPE, AUSTRALASIA, FAR EAST (EAFE) INDEX    is an unmanaged, market
capitalization weighted index that is designed to represent the performance of developed stock markets outside of the United States and Canada. As of March 31, 1998 the index included over 1,000 equity securities of companies domiciled in 21 countries.
   (small solid bullet)     LEHMAN BROTHERS AGGREGATE BOND INDEX is a
market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
   (small solid bullet)     MERRILL LYNCH HIGH YIELD MASTER INDEX
is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
   (small solid bullet)     LEHMAN BROTHERS 3-MONTH TREASURY BILL
INDEX    represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).
   Other illustrations of the Freedom Funds performance may show moving averages over specified periods.
Historical performance for each underlying Fidelity fund is included in the Freedom Funds' SAI. The Freedom Funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each Freedom Fund is a diversified fund of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware business trust on January 29, 1992.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee
the Freedom Funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds'
performance. The trustees serve as trustees    for     other Fidelity
funds, including the underlying Fidelity funds.    The majority of
trustees     are not    otherwise     affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
STRATEGIC ADVISERS AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. Various Fidelity companies perform activities required for the Freedom Funds' operation.
The Freedom Funds are managed by Strategic Advisers, which administers the asset allocation program for each Freedom Fund and handles its business affairs. Strategic Advisers has its principal address at 82 Devonshire Street, Boston, Massachusetts 02109.
Strategic Advisers has    six     separate business units and also
markets a financial software produc   t. Five of     these units
provide discretionary    and non-discretionary     investment services
to specific types of investors. The    sixth     unit is responsible
for managing the Freedom Funds. Strategic Advisers has no previous experience managing mutual funds, other than the Freedom Funds.
The underlying Fidelity funds are managed by FMR, which chooses their investments and handles their business affairs. FMR chooses investments with the assistance of foreign affiliates for all underlying Fidelity funds except Fidelity Government Securities Fund and Fidelity Money Market Trust: Retirement Money Market Portfolio.
As of March 31, 1998, Strategic Advisers advised assets with a total value of more than $8 billion.
Ren Cheng is co-manager of the Freedom Funds, which he has managed since inception. He also is manager of structured investments for Fidelity Management Trust Company, which he has managed since 1994.
Mr. Cheng joined Fidelity as a    portfolio     manager in 1994.
Previously, he was a senior portfolio manager for Putnam Investments from 1985 to 1994.
Scott Stewart is    Vice President and     co-manager of the Freedom
Funds, which he has managed since inception.    He also manages other
Fidelity funds. Mr. Stewart     is    a     Senior Vice President and
head of Fidelity's structured equity group   . He     joined Fidelity
   in 1987     as a portfolio manager.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each Freedom Fund.
FMR Corp. is the ultimate parent company of Strategic Advisers and FMR. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
As of March 31, 1998, approximately    62.01% of Freedom 2000's total
outstanding shares, approximately 69.76% of Freedom 2010's total outstanding shares, and approximately 76.52% of Freedom 2020's total outstanding shares were held by Lucent Technology, respectively.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
EACH FREEDOM FUND seeks to achieve its investment objective by investing in a combination of underlying Fidelity funds: domestic and international equity funds, investment grade and high yield fixed-income funds, and money market funds. The primary difference among the Freedom Funds is their asset allocations among these types of funds.
FREEDOM INCOME seeks high current income and, as a secondary objective, capital appreciation. Strategic Advisers allocates the fund's assets according to a stable asset allocation target that emphasizes fixed-income and money market funds and also includes a small amount of equity funds.
EACH FREEDOM FUND WITH A TARGET RETIREMENT DATE seeks high total return. Strategic Advisers allocates each of these fund's assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. When a fund's asset allocation target matches Freedom Income's target (approximately five to ten years after the fund's target retirement date), it is expected that the fund will be combined with Freedom Income.
The target asset allocation strategy for each Freedom Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative. In general, Strategic Advisers intends to manage each Freedom Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or attempt to capture short-term market opportunities. However, Strategic Advisers reserves the right to modify the target asset allocation strategy for any Freedom Fund and to modify the selection of underlying Fidelity funds for any Freedom Fund from time to time.
The ability of each Freedom Fund to meet its investment objective is directly related to its target asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. Although the underlying Fidelity funds are categorized generally as equity (domestic or international), fixed-income (investment grade or high yield), and money market funds, many of the underlying Fidelity funds may invest in a mix of foreign and domestic stocks, investment grade and high yield bonds, and other securities. The table on the following page lists the underlying Fidelity funds in which each Freedom Fund currently may invest and the approximate target asset allocation of each Freedom Fund to each underlying
Fidelity fund as of March 31,    1998    . Strategic Advisers may
change these percentages over time. For a brief description of each underlying Fidelity fund, refer to "Descriptions of Underlying Fidelity Funds," beginning on page .
Strategic Advisers normally invests each Freedom Fund's assets according to its target asset allocation strategy. Each Freedom Fund reserves the right to invest in futures contracts or other derivatives as a way of managing its asset allocation on a temporary basis, and to invest without limitation in Fidelity Money Market Trust: Retirement Money Market Portfolio for temporary, defensive purposes. Each Freedom Fund also reserves the right to invest directly in other types of securities.



FUND CATEGORIES                 FREEDOM           FREEDOM               FREEDOM               FREEDOM              FREEDOM
                                INCOME            2000                  2010                  2020                 2030

EQUITY FUNDS
DOMESTIC EQUITY FUNDS

FIDELITY BLUE CHIP GROWTH FUND   3%                6%                       8%                 10%                  11%

FIDELITY DISCIPLINED EQUITY FUND 3%                6%                       8%                 10%                  11%

FIDELITY EQUITY-INCOME FUND      3%                6%                       8%                 10%                  11%

FIDELITY FUND                    3%                6%                       8%                 10%                  11%

FIDELITY GROWTH & INCOME
PORTFOLIO                        3%                6%                       8%                 10%                  11%

FIDELITY GROWTH COMPANY FUND     3%                6%                       8%                 10%                  11%

FIDELITY OTC PORTFOLIO           2%                4%                    6%                    7%                   7%

INTERNATIONAL EQUITY FUNDS

FIDELITY DIVERSIFIED
INTERNATIONAL FUND              0%                1%                    2%                    3%                   4%

FIDELITY EUROPE FUND            0%                1%                    2%                    3%                   4%

FIDELITY JAPAN FUND             0%                <1%                   2%                    2%                   3%

FIDELITY OVERSEAS FUND          0%                1%                    2%                    3%                   4%

FIDELITY SOUTHEAST ASIA FUND    0%                <1%                   <1%                   <1%                  <1%

FIXED-INCOME FUNDS
INVESTMENT GRADE
FIXED-INCOME FUNDS

FIDELITY GOVERNMENT
SECURITIES FUND                 15%               15%                      10%                   5%                2%

FIDELITY INTERMEDIATE BOND FUND 10%               10%                      7%                 3%                   1%

FIDELITY INVESTMENT GRADE BOND
FUND                            15%               15%                      10%                   5%                2%

HIGH YIELD FIXED-INCOME
FUNDS

FIDELITY CAPITAL & INCOME FUND   0%                4%                    7%                    8%                   10%

MONEY MARKET FUNDS

FIDELITY MONEY MARKET TRUST:     40%                  15%                   2%                 0%                   0%
RETIREMENT MONEY MARKET PORTFOLIO

NOTE: THE ALLOCATION PERCENTAGES MAY NOT ADD TO 100% DUE TO ROUNDING.


The chart below illustrates the Freedom Funds' approximate target asset allocations among equity, fixed-income, and money market funds
as of March 31, 19   98    . The chart also illustrates how these
allocations may change over time. The Freedom Funds' future target asset allocations may differ from this illustration.
 Freedom  Freedom Freedom Freedom Freedom
 2030 2020 2010 2000 Income
Weight (%)
Row: 1, Col: 1, Value: 84.0
Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: nil
Row: 2, Col: 1, Value: nil
Row: 2, Col: 2, Value: nil
Row: 2, Col: 3, Value: nil
Row: 3, Col: 1, Value: nil
Row: 3, Col: 2, Value: nil
Row: 3, Col: 3, Value: nil
Row: 4, Col: 1, Value: nil
Row: 4, Col: 2, Value: nil
Row: 4, Col: 3, Value: nil
Row: 5, Col: 1, Value: nil
Row: 5, Col: 2, Value: nil
Row: 5, Col: 3, Value: nil
Row: 6, Col: 1, Value: nil
Row: 6, Col: 2, Value: nil
Row: 6, Col: 3, Value: nil
Row: 7, Col: 1, Value: nil
Row: 7, Col: 2, Value: nil
Row: 7, Col: 3, Value: nil
Row: 8, Col: 1, Value: 84.0
Row: 8, Col: 2, Value: nil
Row: 8, Col: 3, Value: nil
Row: 9, Col: 1, Value: nil
Row: 9, Col: 2, Value: nil
Row: 9, Col: 3, Value: nil
Row: 10, Col: 1, Value: nil
Row: 10, Col: 2, Value: nil
Row: 10, Col: 3, Value: nil
Row: 11, Col: 1, Value: nil
Row: 11, Col: 2, Value: nil
Row: 11, Col: 3, Value: nil
Row: 12, Col: 1, Value: nil
Row: 12, Col: 2, Value: nil
Row: 12, Col: 3, Value: nil
Row: 13, Col: 1, Value: nil
Row: 13, Col: 2, Value: nil
Row: 13, Col: 3, Value: nil
Row: 14, Col: 1, Value: nil
Row: 14, Col: 2, Value: nil
Row: 14, Col: 3, Value: nil
Row: 15, Col: 1, Value: nil
Row: 15, Col: 2, Value: nil
Row: 15, Col: 3, Value: nil
Row: 16, Col: 1, Value: nil
Row: 16, Col: 2, Value: nil
Row: 16, Col: 3, Value: nil
Row: 17, Col: 1, Value: nil
Row: 17, Col: 2, Value: nil
Row: 17, Col: 3, Value: nil
Row: 18, Col: 1, Value: 80.0
Row: 18, Col: 2, Value: 20.0
Row: 18, Col: 3, Value: nil
Row: 19, Col: 1, Value: nil
Row: 19, Col: 2, Value: nil
Row: 19, Col: 3, Value: nil
Row: 20, Col: 1, Value: nil
Row: 20, Col: 2, Value: nil
Row: 20, Col: 3, Value: nil
Row: 21, Col: 1, Value: nil
Row: 21, Col: 2, Value: nil
Row: 21, Col: 3, Value: nil
Row: 22, Col: 1, Value: nil
Row: 22, Col: 2, Value: nil
Row: 22, Col: 3, Value: nil
Row: 23, Col: 1, Value: nil
Row: 23, Col: 2, Value: nil
Row: 23, Col: 3, Value: nil
Row: 24, Col: 1, Value: nil
Row: 24, Col: 2, Value: nil
Row: 24, Col: 3, Value: nil
Row: 25, Col: 1, Value: nil
Row: 25, Col: 2, Value: nil
Row: 25, Col: 3, Value: nil
Row: 26, Col: 1, Value: nil
Row: 26, Col: 2, Value: nil
Row: 26, Col: 3, Value: nil
Row: 27, Col: 1, Value: nil
Row: 27, Col: 2, Value: nil
Row: 27, Col: 3, Value: nil
Row: 28, Col: 1, Value: 65.0
Row: 28, Col: 2, Value: 33.0
Row: 28, Col: 3, Value: nil
Row: 29, Col: 1, Value: nil
Row: 29, Col: 2, Value: nil
Row: 29, Col: 3, Value: nil
Row: 30, Col: 1, Value: nil
Row: 30, Col: 2, Value: nil
Row: 30, Col: 3, Value: nil
Row: 31, Col: 1, Value: nil
Row: 31, Col: 2, Value: nil
Row: 31, Col: 3, Value: nil
Row: 32, Col: 1, Value: nil
Row: 32, Col: 2, Value: nil
Row: 32, Col: 3, Value: nil
Row: 33, Col: 1, Value: nil
Row: 33, Col: 2, Value: nil
Row: 33, Col: 3, Value: nil
Row: 34, Col: 1, Value: nil
Row: 34, Col: 2, Value: nil
Row: 34, Col: 3, Value: nil
Row: 35, Col: 1, Value: nil
Row: 35, Col: 2, Value: nil
Row: 35, Col: 3, Value: nil
Row: 36, Col: 1, Value: nil
Row: 36, Col: 2, Value: nil
Row: 36, Col: 3, Value: nil
Row: 37, Col: 1, Value: nil
Row: 37, Col: 2, Value: nil
Row: 37, Col: 3, Value: nil
Row: 38, Col: 1, Value: 41.0
Row: 38, Col: 2, Value: 44.0
Row: 38, Col: 3, Value: nil
Row: 39, Col: 1, Value: nil
Row: 39, Col: 2, Value: nil
Row: 39, Col: 3, Value: nil
Row: 40, Col: 1, Value: nil
Row: 40, Col: 2, Value: nil
Row: 40, Col: 3, Value: nil
Row: 41, Col: 1, Value: nil
Row: 41, Col: 2, Value: nil
Row: 41, Col: 3, Value: nil
Row: 42, Col: 1, Value: nil
Row: 42, Col: 2, Value: nil
Row: 42, Col: 3, Value: nil
Row: 43, Col: 1, Value: nil
Row: 43, Col: 2, Value: nil
Row: 43, Col: 3, Value: nil
Row: 44, Col: 1, Value: nil
Row: 44, Col: 2, Value: nil
Row: 44, Col: 3, Value: nil
Row: 45, Col: 1, Value: nil
Row: 45, Col: 2, Value: nil
Row: 45, Col: 3, Value: nil
Row: 46, Col: 1, Value: nil
Row: 46, Col: 2, Value: nil
Row: 46, Col: 3, Value: nil
Row: 47, Col: 1, Value: nil
Row: 47, Col: 2, Value: nil
Row: 47, Col: 3, Value: nil
Row: 48, Col: 1, Value: nil
Row: 48, Col: 2, Value: nil
Row: 48, Col: 3, Value: nil
Row: 49, Col: 1, Value: 20.0
Row: 49, Col: 2, Value: 40.0
Row: 49, Col: 3, Value: nil
Row: 50, Col: 1, Value: nil
Row: 50, Col: 2, Value: nil
Row: 50, Col: 3, Value: nil
Row: 51, Col: 1, Value: nil
Row: 51, Col: 2, Value: nil
Row: 51, Col: 3, Value: nil
Row: 52, Col: 1, Value: nil
Row: 52, Col: 2, Value: nil
Row: 52, Col: 3, Value: nil
Row: 53, Col: 1, Value: nil
Row: 53, Col: 2, Value: nil
Row: 53, Col: 3, Value: nil
Row: 54, Col: 1, Value: nil
Row: 54, Col: 2, Value: nil
Row: 54, Col: 3, Value: nil
Row: 55, Col: 1, Value: nil
Row: 55, Col: 2, Value: nil
Row: 55, Col: 3, Value: nil
Row: 56, Col: 1, Value: 20.0
Row: 56, Col: 2, Value: 40.0
Row: 56, Col: 3, Value: nil
Money Market
Funds
Fixed-Income
Funds
Equity Funds

40 35 30 25 20 15 10 5 Retirement 5 10 15
 Years to Retirement Years after Retirement

   RISK CONSIDERATIONS OF THE UNDERLYING FIDELITY FUNDS
   The value of an underlying Fidelity fund's investments varies in response to many factors.
   Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns. Bond values fluctuate based on changes in interest rates and market conditions, and in response to other economic, political or financial events, and on the bonds' quality and maturity. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
   Lower-quality debt securities (sometimes called "junk bonds") are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell, these securities.
   Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
   Underlying Fidelity funds with an international focus have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging markets is generally less than in more developed markets. Emerging market economies may be subject to greater social, economic, regulatory and political uncertainties. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
   Also, to the extent that an underlying Fidelity funds' investments are denominated in foreign currencies, changes in the value of currencies can significantly affect a fund's share price. Furthermore, to the extent that an underlying Fidelity fund focuses its investments in a particular country or group of countries, its performance is expected to be closely tied to economic and political conditions within its focal area and more volatile than more geographically diversified funds.
   An underlying Fidelity fund can use a variety of techniques to increase or decrease the fund's exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short. There is no guarantee that these strategies will work as FMR intends.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about each
underlying Fidelity fu   nd, o    ther types of instruments in which a
Freedom Fund m   ay invest, a    nd strategies Strategic Advisers may
employ in pursuit of each Freedom Fund's investment object   ive    .
Any restrictions listed supplement those discussed earlier in this section. A complete listing of each Freedom Fund's limitations and more detailed information about the underlying Fidelity funds' investments are contained in the Freedom Funds' SAI. Policies and limitations are considered at the time of purchase; the sale of underlying Fidelity fund shares or other instruments is not required in the event of a subsequent change in circumstances.
Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a Freedom Fund's investment objective and policies and that doing so will help the Freedom Fund achieve its goal. Fund holdings and recent
investment strategies are detailed in    each     Freedom
Fund   '    s financial reports, which are sent to shareholders twice
a year. For a free SAI or financial report, call Fidelity at
1-800-544-8888.
DESCRIPTION OF UNDERLYING FIDELITY FUNDS. The following descriptions summarize the investment policies of the underlying Fidelity funds. For more information about an underlying Fidelity fund, call Fidelity at 1-800-544-8888.
EQUITY FUNDS
DOMESTIC EQUITY FUNDS
FIDELITY BLUE CHIP GROWTH FUND is an equity fund that seeks growth of capital over the long-term by investing primarily in a diversified portfolio of common stocks of well-known and established companies. FMR normally invests at least 65% of the fund's total assets in the common stock of blue chip companies. FMR defines blue chip companies to include those with a market capitalization of at least $200
million   ,     if the company's stock is included in the S&P 500 or
the Dow Jones Industrial Average, or $1 billion if not included in either index.
Blue chip companies typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. Companies that demonstrate the potential to become blue chip companies in the future may also be selected by FMR for the fund's investments.
When choosing the fund's domestic or foreign investments, FMR seeks companies that it expects will demonstrate greater long-term earnings growth than the average company included in the S&P 500. This method of selecting stocks is based on the belief that growth in a company's earnings will eventually translate into growth in the price of its stock. FMR looks at strong market sectors and then identifies those companies that offer the most attractive values based on earnings prospects. The fund's sector emphasis may shift based on changes in the sectors' earnings outlook.
FIDELITY DISCIPLINED EQUITY FUND is an equity fund that seeks growth of capital by investing primarily in a diversified portfolio of
   domestic     common stocks. FMR normally invests at least 65% of
the fund's total assets in    these securities.     The fund has the
flexibility, however, to invest the balance in all types of domestic and foreign securities.
The fund invests in securities that FMR determines are undervalued compared to industry norms. Using a highly disciplined approach to help identify these instruments and focusing on domestic companies with market capitalization of $100 million or more, FMR hopes to
generate more capital growth than that of the S&P 500    while
maintaining similar industry diversification.
The disciplined approach involves computer-aided, quantitative analysis supported by fundamental research. FMR's computer model systematically reviews thousands of stocks, using historical earnings, dividend yield, earnings per share, and many other factors. Then, potential investments are analyzed further using fundamental criteria, such as the company's growth potential and estimates of current earnings.
FIDELITY EQUITY-INCOME FUND is an equity fund that seeks reasonable income by investing primarily in income-producing equity securities. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500. The fund does not expect to invest in debt securities of companies that do not have proven earnings or credit. When choosing the fund's investments, FMR also considers the potential for capital appreciation.
FIDELITY FUND is an equity fund that seeks long-term capital growth by investing mainly in common stocks and securities convertible into common stocks. In pursuit of a current return, the fund invests in some securities for their income characteristics. This two-fold approach, which may limit the fund's growth potential, leads to investments in a broad range of domestic and foreign equity and debt securities.
FIDELITY GROWTH & INCOME PORTFOLIO is an equity fund that seeks high total return through a combination of current income and capital
appreciation by investing mainly in equity securities.    FMR
expects to invest the majority of    the fund's     assets in domestic
and foreign equity securities, with a focus on those that pay current
dividends and show potential earnings growth. However,    FMR     may
buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
FIDELITY GROWTH COMPANY FUND is an equity fund that seeks capital appreciation by investing primarily in common stocks and securities convertible into common stock of companies that FMR believes have
above-average growth potential.    Growth may be measured by factors
such as earnings or gross sales.
   Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. Often, these domestic and foreign companies are small and mid-sized companies that have higher than average price/earnings (P/E) ratios. A high P/E ratio means that the stock is more expensive than average relative to the company's earnings. However, companies with strong growth potential may also be larger companies that hold a strong industry or market position.
FIDELITY OTC PORTFOLIO is an equity fund that seeks capital appreciation by investing primarily in securities traded on the over-the-counter (OTC) market. FMR normally invests at least 65% of the fund's total assets in securities principally traded on the OTC market. The fund focuses on common stock but may invest in securities of all types.
In the OTC market, securities are traded through a telephone or computer network that connects securities dealers. A security that trades solely on the OTC market is not traded on the floor of an organized exchange. Securities that begin to trade principally on an exchange after purchase continue to be considered OTC securities for the purposes of the 65% policy.
The fund does not place any emphasis on income, except when FMR believes income will have a favorable influence on the security's market value.
INTERNATIONAL EQUITY FUNDS
FIDELITY DIVERSIFIED INTERNATIONAL FUND is an equity fund that seeks capital growth by investing primarily in equity securities of
companies located anywhere outside the U   nited     S   tates.
FMR     normally invests    at least 65% of the fund's total assets in
foreign securities. The fund may also invest in U.S. issuers.
   FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
   The fund normally diversifies its investments across different countries and regions. In allocating the fund's assets across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.
   The fund may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The fund, however, expects to invest primarily in equity securities, but may also invest in debt securities of any quality.
The fund invests in securities that FMR determines are undervalued compared to industry norms within their countries. Using a highly disciplined approach to help identify these instruments and focusing on companies with market capitalizations of $100 million or more, FMR hopes to generate more capital growth than that of the EAFE Index (GDP-weighted).
The disciplined approach involves computer-aided, quantitative analysis supported by fundamental research. FMR's computer model systematically reviews thousands of stocks, using historical earnings, dividend yield, earnings per share, and many other factors. Then, potential investments are analyzed further using fundamental criteria, such as the company's growth potential and estimates of current earnings.
FIDELITY EUROPE FUND is an equity fund that seeks growth of capital over the long term by investing in securities of issuers that have their principal activities in Europe. FMR normally invests at least 65% of the fund's total assets in these securities.
   FMR determines where an issuer or its principal activities are located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
   The fund normally diversifies its investments across different countries. In allocating the fund's assets across countries, FMR will consider the size of the market in each country relative to the size of markets in Europe as a whole. FMR will also consider such factors as the potential for economic growth, expected levels of inflation, governmental policies, and the outlook for currency relationships.

   The fund may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The fund however, expects to invest primarily in equity securities, but may also invest in debt securities of any quality.
The fund's performance is closely tied to economic and political conditions within Europe and the European Economic Area (formerly the Common Market). Some European countries, particularly those in
   e    astern Europe, have less stable economies than those in
   w    estern Europe. A majority of the European economies continue to be weak, and business and consumer confidence remains low. The
movement of many    e    astern European countries toward market
economies, and the movement toward a unified common market may significantly affect European economies and markets. Eastern European countries are considered emerging markets.
FIDELITY JAPAN FUND is an equity fund that seeks long-term growth of capital by investing in securities of Japanese issuers. FMR normally invests at least 65% of the fund's total assets in these securities.
The    fund     may    also invest in     securities of other
Southeast Asian issuers.
   FMR determines where an issuer or its principal activities are located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
   The fund may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The fund however, expects to invest primarily in equity securities, but may also invest in debt securities of any quality.
Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening
economic growth and    unsuccessful     stimul   us     measures taken
to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulus packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values of real estate.
FIDELITY OVERSEAS FUND is an equity fund that seeks long-term growth
of capital by investing primarily in    foreign     securities   . The
fund defines foreign securities as securities of     issuers whose
principal activities are    located     outside of the U   nited
    S   tates. N    ormally   ,     at least 65% of the fund's total
assets    will be invested     in    foreign     securities   .
   FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
   The fund normally diversifies its investments across different countries and regions. In allocating the fund's assets across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.
   The fund may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The fund, however, expects to invest primarily in equity securities, but may also invest in debt securities of any quality.
FIDELITY SOUTHEAST ASIA FUND is an equity fund that seeks capital appreciation by investing in securities of Southeast Asian issuers. FMR normally invests at least 65% of the fund's total assets in these securities. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore,
Taiwan, and Thailand   . The fund may also invest in securities of
other Asian and South Pacific issuers, but the fund does not anticipate investing in Japan.
   FMR determines where an issuer or its principal activities are located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
   The fund normally diversifies its investments across different countries. In allocating the fund's assets across countries, FMR will consider the size of the market in each country relative to the size of the markets in Southeast Asia as a whole.
   The fund may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The fund however, expects to invest primarily in equity securities, but may also invest in debt securities of any quality.
Countries in Southeast Asia are in various stages of economic development - some are considered emerging markets - but each has unique risks. Most countries in Southeast Asia are heavily dependent on international trade. Some have prosperous economies, but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some countries in Southeast Asia have
experienced rapid growth, although many    have immature
    financial    sectors,     economic problems, or archaic legal
systems. The return of Hong Kong to Chinese dominion will    continue
to     affect    all of     Southeast Asia.
FIXED-INCOME FUNDS
INVESTMENT GRADE
FIXED-INCOME FUNDS
FIDELITY GOVERNMENT SECURITIES FUND is a fixed-income fund that seeks a high level of current income, consistent with preservation of
principal   ,     by investing in U.S. Government securities    and
instruments related to U.S. Government securities under normal conditions.
The fund    normally     invest   s only     in    U.S.     Government
securities   , repurchase agreements and other instruments related to
U.S.     Government securities   . FMR normally invests at least 65%
of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U. S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund's share price nor its yield is guaranteed by the U.S. Government.
   In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Government Bond Index, a market value weighted benchmark of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the index. As of September 30, 1997, the dollar weighted average maturity of the fund and the index was approximately 8.0 and 8.6 years, respectively.
   FMR allocates among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.
   FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
   In determining a security's maturity for purpose of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
FIDELITY INTERMEDIATE BOND FUND is a fixed-income fund that seeks high
current income by investing in    U.S. dollar-denominated
invest    ment-grade    debt securities under normal conditions.
   In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted benchmark of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. FMR manages the fund to have similar overall interest rate risk to the index. As of April 30, 1997, the dollar-weighted average maturity of the fund and the index was approximately 4.9 and 4.3 years, respectively. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years.
   FMR allocates among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.
   FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
   In determining a security's maturity for purposes of calculating a fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
FIDELITY INVESTMENT GRADE BOND FUND is a fixed-income fund that seeks high current income, consistent with reasonable risk, by investing
in    U.S. dollar-denominated investment-grade debt securities under
normal conditions.     The fund also considers    capital
    preservation    a    nd, where appropriate, takes advantage of
opportunities to    realize capital appreciation.
   In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Aggregate Bond Index, a market value weighted benchmark of investment-grade fixed-rate debt issues with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the index. As of April 30, 1997, the dollar-weighted average maturity of the fund and the index was approximately 8.4 and 8.8 years, respectively.
   FMR allocates among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.
   FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
   In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
HIGH YIELD FIXED-INCOME FUNDS
FIDELITY CAPITAL & INCOME FUND is a fixed-income fund that seeks income and capital growth by investing primarily in debt instruments, convertible securities, and common and preferred stocks. The fund has broad flexibility to pursue its goal by investing in instruments of any type or quality, but FMR expects to invest the majority of the fund's assets in debt instruments and convertible securities, with particular emphasis on lower-quality securities. Many of these
securities present the risk of default or may be in default.    The
fund may also invest in futures contracts and other derivatives to adjust its investment exposure.
In pursuit of its goal, the fund may invest in the equity and debt
securities of    domestic and foreign     companies whose financial
condition is perceived to be troubled or uncertain. These companies may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. These investments may be considered speculative and may present substantial potential for loss as well as gain. As a result, the fund's share price may be particularly volatile.
The fund's success depends on FMR's financial analysis and research, and its ability to identify undervalued investments in the market. FMR's analysis focuses on a company's relative values and its
potential    for     success in light of its current financial
situation, its industry position, economic conditions, and interest rate trends. FMR also evaluates the probable outcome of any pending restructurings and any legal or regulatory risks. Because of the fund's investment strategy, its performance is especially affected by individual company news.
MONEY MARKET FUNDS
FIDELITY MONEY MARKET TRUST: RETIREMENT MONEY MARKET PORTFOLIO is a
money market fund that seeks to    earn a     high level of current
income    while maintaining a stable $1.00 share price by investing in high-quality short-term securities. The fund invests only in high-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase agreements. The fund will invest more than 25% of its total assets in the financial services industry.
   The fund complies with industry-standard requirements for the quality, maturity, and diversification of its investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of an investment in the fund) to change.
The fund earns income at current money market rates. It stresses preservation of capital, liquidity and income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
OTHER FREEDOM FUND INVESTMENTS
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. Each Freedom Fund reserves the right to invest in futures contracts or other derivatives temporarily in an effort to remain fully invested, manage cash flows efficiently, or facilitate asset allocation. Depending on how they are used, these investments may effectively increase or decrease a Freedom Fund's stock or bond allocation.
CASH MANAGEMENT. Each Freedom Fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: With respect to 75% of its total assets, each Freedom
Fund may not    invest more than     5% in the securities of any
one     issuer. This limitation does not apply to U.S. Government
securities or to securities of other investment companies.
Each Freedom Fund may not invest more than 25%    of its total
assets     in any one industry. This limitation does not apply to U.S.
Government securities or to securities of other investment companies (including underlying Fidelity funds).
BORROWING. Each    Freedom F    und may borrow from banks or from
other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each    Freedom F    und may borrow only for temporary
or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a Freedom Fund's securities. A Freedom Fund may also lend money to other funds advised by FMR or its affiliates.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a
   Freedom F    und's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS OF THE FREEDOM FUNDS Some of the policies and restrictions of the Freedom Funds discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies of the Freedom Funds stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Each of    FREEDOM 2000, FREEDOM 2010, FREEDOM 2020, AND FREEDOM
2030     seeks high total return.    FREEDOM INCOME     seeks high
current income and, as a secondary objective, capital appreciation. With respect to 75% of its total assets, each Freedom Fund may not
   invest more than     5% in the securities of any one issuer. This
limitation does not apply to U.S. Government securities or to securities of other investment companies.
Each Freedom Fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities or to securities of other investment companies (including underlying Fidelity funds).
Each Freedom Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a Freedom Fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the Freedom Funds pay fees related to their daily operations. Expenses paid out of each Freedom Fund's assets are reflected in that fund's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
MANAGEMENT FEE
Each Freedom Fund's management fee is calculated and paid to Strategic
Advisers every month. Strategic Advisers is responsible for    the
payment of     all other expenses of each Freedom Fund with limited
exceptions.    Each Freedom Fund's     annual management fee rate is
0.10% of its average net assets.    For the fiscal year ended March
31, 1998, each Freedom Fund paid a management fee of 0.08%, after reimbursement.
FIIOC performs the transfer agency, dividend disbursing and shareholder servicing functions for each Freedom Fund. The Freedom Funds do not bear the cost of these services performed by FIIOC. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for each Freedom Fund, maintains each Freedom Fund's general accounting records, and administers the securities lending program for each Freedom Fund. Pursuant to administration agreements between Strategic Advisers and FMR, FMR bears the cost of these services performed by FSC and pays certain other expenses of the Freedom Funds. Strategic Advisers pays FMR a monthly administration fee equal to the monthly management fee Strategic Advisers receives from each Freedom Fund, minus an amount
equal to an annual rate of 0.   02    % of that Freedom Fund's average
net assets.
Each Freedom Fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that Strategic Advisers or FMR may use its management or administration fee revenues, respectively, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Freedom Fund
shares.    Strategic Advisers or FMR, directly or through     FDC, may
make payments to third parties, such as banks or broker-dealers, that
engage in the sale of,    or provide shareholder support services
for,     the Freedom Funds' shares.    Currently,     the Board of
Trustees of each Freedom Fund has authorized such payments.
Each Freedom Fund also pays other expenses, such as interest on borrowings, taxes, and the compensation of trustees who are not affiliated with Fidelity.
The portfolio turnover rates for Freedom Income, Freedom 2000, Freedom 2010, Freedom 2020, and Freedom 2030 for the fiscal year ended March
31,    1998     were    33    %,    24    %,    20    %,    15    %,
and    34    %, respectively. These rates vary from year to
year.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of
America's leading discount brokerage firms,    Fidelity Brokerage
Services, Inc.     (FBSI). Fidelity is also a leader in providing
tax-advantaged retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the
country    and Fidelity's Web site    .
To reach Fidelity for general information, call these numbers:
(solid bullet) For mutual funds, 1-800-544-8888
(solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
   If you would prefer to access information on-line, you can visit Fidelity's Web site at www.fidelity.com.

TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
If you are investing through FBSI or another financial institution or investment professional, refer to its program materials for any special provisions regarding your investment in a fund.
The different ways to set up (register) your account with Fidelity are
listed on page    36    .
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, call your retirement
benefits number   , visit Fidelity's Web site at www.fidelity.com,
    or    contact     Fidelity directly, as appropriate.

WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS.
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS.
 Retirement plans    provide individuals with tax-advantaged ways to
save for retirement, either with tax-deductible contributions or
tax-free growth.     Retirement accounts require special applications
and typically have lower minimums.
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow individuals under age 70 with compensation to contribute up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Contributions may be tax-deductible, subject to certain income limits.
(solid bullet)        ROTH IRAS allow individuals to make
non-deductible contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax-free.
(solid bullet)        ROTH CONVERSION IRAS allow individuals with
assets held in a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.
(solid bullet)        ROLLOVER IRAS help retain special tax advantages
for certain eligible rollover distributions from employer-sponsored retirement plans.
(solid bullet)   401(K) PLANS    , and certain other 401(a)-qualified
plans, are employer-sponsored retirement plans that allow employer contributions and may allow employee after-tax contributions. In addition, 401(k) plans allow employee pre-tax (tax-deferred) contributions. Contributions to these plans may be tax-deductible to the employer.
(solid bullet)    KEOGHS PLANS are generally profit sharing or money
purchase pension plans that     allow self-employed individuals or
small business owners to make tax-deductible contributions for themselves and any eligible employees.
   (solid bullet) SIMPLE IRAS provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employment income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS) allow employees of businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.
(solid bullet) 403(B) CUSTODIAL ACCOUNTS are available to employees of 501(c)(3) tax-exempt institutions, including schools, hospitals, and other charitable organizations.
   (solid bullet)     DEFERRED COMPENSATION PLANS (457 PLANS)    are
available to employees of most state and local governments and their agencies and to employees of tax-exempt institutions.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Requires a special application.

HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE    of each Freedom Fund is the fund's net
asset value per share (NAV).     Each fund's shares are sold without a
sales charge.
   Your     shares will be purchased at the next    NAV     calculated
after your    investment     is received in proper form.    Each
Freedom Fund's NAV     is normally calculated each    business day
at     4:00 p.m. Eastern time.
   Each Freedom Fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page 47. Purchase orders may be refused if, in Strategic Adviser's opinion, they would disrupt management of a fund.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in
person or by wire as described on page    38    . If there is no
application accompanying this prospectus, call 1-800-544-8888    or
visit Fidelity's Web site at www.fidelity.com for an application    .
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(solid bullet) Mail in an account application with a check, or
(solid bullet) Open your account by exchanging from another Fidelity fund.
IF YOU ARE INVESTING THROUGH A TAX-   ADVANTAGED     RETIREMENT PLAN,
such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment
procedures. Call 1-800-544-8888    or visit Fidelity's Web site at
www.fidelity.com     for more information and a retirement
application.
   If you buy shares by check or Fidelity Money LineR, and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                               $2,500
For certain Fidelity retirement accounts   A     $500
TO ADD TO AN ACCOUNT                             $250
For certain Fidelity retirement accounts         $250
Through regular investment plansB                $100
MINIMUM BALANCE                                  $2,000
For certain Fidelity retirement accounts   A     $500
   A THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
B    FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER
TO "INVESTOR SERVICES," PAGE 41.
There is no minimum account balance or initial or subsequent
investment minimum for    investments through Fidelity Portfolio
Adviso    ry Services, certain Fi   deli    ty retirement accounts
funded through salary    deduction    , or accounts opened with the
proceeds of distributions from such retirement accounts. Refer to the
program materials for details.    In addition, each fund reserves the
right to waive or lower investment minimums in other circumstances.





                                         TO OPEN AN                                TO ADD TO
                                         ACCOUNT                                   AN ACCOUNT

PHONE                                       (SOLID BULLET) EXCHANGE                   (SOLID BULLET) EXCHANG
1-800-544-7777                              FROM                                      E FROM
                                            ANOTHER                                   ANOTHER
                                            FIDELITY                                  FIDELITY
                                            FUND                                      FUND
                                            ACCOUNT                                   ACCOUNT
                                            WITH THE                                  WITH THE
                                            SAME                                      SAME
                                            REGISTRATIO                               REGISTRATI
                                            N,                                        ON,
                                            INCLUDING                                 INCLUDING
                                            NAME,                                     NAME,
                                            ADDRESS,                                  ADDRESS,
                                            AND                                       AND
                                            TAXPAYER                                  TAXPAYER
                                            ID                                        ID
                                            NUMBER.                                   NUMBER.
                                                                                      (SOLID BULLET) USE
                                                                                      FIDELITY
                                                                                      MONEY
                                                                                      LINE TO
                                                                                      TRANSFER
                                                                                      FROM
                                                                                      YOUR
                                                                                      BANK
                                                                                      ACCOUNT.
                                                                                      CALL
                                                                                      BEFORE
                                                                                      YOUR FIRST
                                                                                      USE TO
                                                                                      VERIFY
                                                                                      THAT THIS
                                                                                      SERVICE IS
                                                                                      IN PLACE
                                                                                      ON YOUR
                                                                                      ACCOUNT.
                                                                                      MINIMU
                                                                                      M: $250.
                                                                                      MAXIMU
                                                                                      M: UP TO
                                                                                      $100,000
                                                                                      .
INTERNET                                    (SOLID BULLET) COMPLETE                   (SOLID BULLET) EXCHANG
WWW.FIDELITY.COM                            AND SIGN                                  E FROM
                                            THE                                       ANOTHER
                                            APPLICATION                               FIDELITY
                                            . MAKE                                    FUND
                                            YOUR CHECK                                ACCOUNT
                                            PAYABLE TO                                WITH THE
                                            THE                                       SAME
                                            COMPLETE                                  REGISTRATI
                                            NAME OF                                   ON,
                                            THE FUND.                                 INCLUDING
                                            MAIL TO THE                               NAME,
                                            ADDRESS                                   ADDRESS,
                                            INDICATED                                 AND
                                            ON THE                                    TAXPAYER
                                            APPLICATION                               ID
                                            .                                         NUMBER.
                                                                                      (SOLID BULLET) USE
                                                                                      FIDELITY
                                                                                      MONEY
                                                                                      LINE TO
                                                                                      TRANSFER
                                                                                      FROM
                                                                                      YOUR
                                                                                      BANK
                                                                                      ACCOUNT.
                                                                                      VISIT
                                                                                      FIDELITY'S
                                                                                      WEB SITE
                                                                                      BEFORE
                                                                                      YOUR FIRST
                                                                                      USE TO
                                                                                      VERIFY
                                                                                      THAT THIS
                                                                                      SERVICE IS
                                                                                      IN PLACE
                                                                                      ON YOUR
                                                                                      ACCOUNT.
                                                                                      MAXIMU
                                                                                      M
                                                                                      MONEY
                                                                                      LINE: UP
                                                                                      TO
                                                                                      $100,000
                                                                                      .

MAIL                                        (SOLID BULLET) COMPLETE                   (SOLID BULLET) MAKE
                                            AND SIGN                                  YOUR
                                            THE                                       CHECK
                                            ACCOUNT                                   PAYABLE
                                            APPLICATIO                                TO THE
                                            N. MAKE                                   COMPLETE
                                            YOUR                                      NAME OF
                                            CHECK                                     THE
                                            PAYABLE TO                                FREEDOM
                                            THE                                       FUND OF
                                            COMPLETE                                  YOUR
                                            NAME OF                                   CHOICE.
                                            THE                                       INDICATE
                                            FREEDOM                                   YOUR
                                            FUND OF                                   FREEDOM
                                            YOUR                                      FUND
                                            CHOICE.                                   ACCOUNT
                                            MAIL TO THE                               NUMBER
                                            ADDRESS                                   ON YOUR
                                            INDICATED                                 CHECK
                                            ON THE                                    AND MAIL
                                            APPLICATIO                                TO THE
                                            N.                                        ADDRESS
                                                                                      PRINTED
                                                                                      ON YOUR
                                                                                      ACCOUNT
                                                                                      STATEMENT
                                                                                      .
                                                                                      (SOLID BULLET) EXCHANGE
                                                                                      BY MAIL:
                                                                                      CALL
                                                                                      1-800-54
                                                                                      4-6666
                                                                                      FOR
                                                                                      INSTRUCTIO
                                                                                      NS.
IN PERSON                                   (SOLID BULLET) BRING YOUR                 (SOLID BULLET) BRING
                                            APPLICATIO                                YOUR
                                            N AND                                     CHECK TO
                                            CHECK TO A                                A FIDELITY
                                            FIDELITY                                  INVESTOR
                                            INVESTOR                                  CENTER.
                                            CENTER.                                   CALL
                                            CALL                                      1-800-54
                                            1-800-54                                  4-9797
                                            4-9797                                    FOR THE
                                            FOR THE                                   CENTER
                                            CENTER                                    NEAREST
                                            NEAREST                                   YOU.
                                            YOU.

WIRE                                        (SOLID BULLET) CALL                       (SOLID BULLET) NOT
                                            1-800-54                                  AVAILABLE
                                            4-7777 TO                                 FOR
                                            SET UP                                    RETIREMEN
                                            YOUR                                      T
                                            ACCOUNT                                   ACCOUNTS.
                                            AND TO                                    (SOLID BULLET) WIRE TO:
                                            ARRANGE A                                 BANKERS
                                            WIRE                                      TRUST
                                            TRANSACTION                               COMPANY
                                            . NOT                                     BANK
                                            AVAILABLE                                 ROUTING
                                            FOR                                       #021001
                                            RETIREMENT                                033
                                            ACCOUNTS.                                 ACCOUNT
                                            (SOLID BULLET) WIRE                       #001630
                                            WITHIN 24                                 53
                                            HOURS TO:                                 SPECIFY
                                            BANKERS                                   THE
                                            TRUST                                     COMPLETE
                                            COMPANY                                   NAME OF
                                            BANK                                      THE
                                            ROUTING                                   FREEDOM
                                            #0210010                                  FUND OF
                                            33                                        YOUR
                                            ACCOUNT                                   CHOICE
                                            #0016305                                  AND
                                            3                                         INCLUDE
                                            SPECIFY                                   YOUR
                                            THE                                       ACCOUNT
                                            COMPLETE                                  NUMBER
                                            NAME OF                                   AND YOUR
                                            THE                                       NAME.
                                            FREEDOM
                                            FUND OF
                                            YOUR
                                            CHOICE AND
                                            INCLUDE
                                            YOUR NEW
                                            ACCOUNT
                                            NUMBER
                                            AND YOUR
                                            NAME.

AUTOMATICALLY                               (SOLID BULLET) NOT                        (SOLID BULLET) USE
                                            AVAILABLE.                                FIDELITY
                                                                                      AUTOMAT
                                                                                      IC
                                                                                      ACCOUNT
                                                                                      BUILDER.
                                                                                      SIGN UP
                                                                                      FOR THIS
                                                                                      SERVICE
                                                                                      WHEN
                                                                                      OPENING
                                                                                      YOUR
                                                                                      ACCOUNT,
                                                                                      VISIT
                                                                                      FIDELITY'
                                                                                      S WEB
                                                                                      SITE AT
                                                                                      WWW.FID
                                                                                      ELITY.CO
                                                                                      M TO
                                                                                      OBTAIN
                                                                                      THE FORM
                                                                                      TO ADD
                                                                                      THE
                                                                                      SERVICE,
                                                                                      OR CALL
                                                                                      1-800-5
                                                                                      44-6666
                                                                                      TO ADD
                                                                                      THE
                                                                                      SERVICE.

  TDD - SERVICE FOR THE DEAF AND HEARING-IMPAIRED: 1-800-544-0118



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of each Freedom Fund is the fund's
NAV.
   Your shares will be sold at the next NAV calculated after your order is received in proper form. Each Freedom Fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other Fidelity funds, which
can be requested by phone   ,     in writing   , or through Fidelity's
Web site    . Call 1-800-544-6666 for a retirement distribution form.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINEr, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(solid bullet) You wish to redeem more than $100,000 worth of shares, (solid bullet) Your account registration has changed within the last 30 days,
(solid bullet) The check is being mailed to a different address than the one on your account (record address),
(solid bullet) The check is being made payable to someone other than the account owner, or
(solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(solid bullet) Your name,
(solid bullet) The fund's name,
(solid bullet) Your fund account number,
(solid bullet) The dollar amount or number of shares to be redeemed,
and
(solid bullet) Any other applicable requirements listed    in the
following table.
Deliver your letter to a Fidelity Investor Center or mail it to:
    Fidelity Investments
 P.O. Box 660602
 Dallas, TX 75266-0602
Unless otherwise instructed, Fidelity will send a check to the record address.



                                                                 ACCOUNT        SPECIAL
                                                                 TYPE           REQUIREME
                                                                                NTS

PHONE                                                            ALL ACCOUNT    (SOLID BULLET) MAXIMUM
1-800-544-7777                                                   TYPES EXCEPT   CHECK
                                                                 RETIREMENT     REQUEST:
                                                                                $100,000.
                                                                                (SOLID BULLET) FOR MONEY
                                                                                LINE
                                                                                TRANSFERS TO
                                                                                YOUR BANK
                                                                                ACCOUNT.
                                                                                MINIMUM:
                                                                                $10;
                                                                                MAXIMUM:
                                                                                UP TO
                                                                                $100,000.

                                                                 ALL ACCOUNT    (SOLID BULLET) YOU MAY
                                                                 TYPES          EXCHANGE
                                                                                TO OTHER
                                                                                FIDELITY
                                                                                FUNDS IF
                                                                                BOTH
                                                                                ACCOUNTS
                                                                                ARE
                                                                                REGISTERED
                                                                                WITH THE
                                                                                SAME
                                                                                NAME(S),
                                                                                ADDRESS,
                                                                                AND
                                                                                TAXPAYER
                                                                                ID
                                                                                NUMBER.

MAIL OR IN PERSON                                                INDIVIDUAL,    (SOLID BULLET) THE LETTER
                                                                 JOINT          OF
                                                                 TENANT, SOLE   INSTRUCTION
                                                                 PROPRIETORSH   MUST BE
                                                                 IP,            SIGNED BY
                                                                 UGMA,          ALL PERSONS
                                                                 UTMA           REQUIRED TO
                                                                                SIGN FOR
                                                                 RETIREMENT     TRANSACTION
                                                                 ACCOUNT        S, EXACTLY
                                                                                AS THEIR
                                                                                NAMES
                                                                                APPEAR ON
                                                                                THE
                                                                                ACCOUNT.
                                                                                (SOLID BULLET) THE
                                                                                ACCOUNT
                                                                                OWNER
                                                                                SHOULD
                                                                                COMPLETE A
                                                                                RETIREMENT
                                                                                DISTRIBUTIO
                                                                                N FORM.
                                                                                CALL
                                                                                1-800-544
                                                                                -6666 TO
                                                                                REQUEST
                                                                                ONE.

                                                                 TRUST          (SOLID BULLET) THE TRUSTEE
                                                                                MUST SIGN
                                                                                THE LETTER
                                                                                INDICATING
                                                                                CAPACITY AS
                                                                                TRUSTEE. IF
                                                                                THE
                                                                                TRUSTEE'S
                                                                                NAME IS
                                                                                NOT IN THE
                                                                                ACCOUNT
                                                                                REGISTRATIO
                                                                                N, PROVIDE
                                                                                A COPY OF
                                                                                THE TRUST
                                                                                DOCUMENT
                                                                                CERTIFIED
                                                                                WITHIN THE
                                                                                LAST 60
                                                                                DAYS.

                                                                 BUSINESS OR    (SOLID BULLET) AT LEAST
                                                                 ORGANIZATIO    ONE PERSON
                                                                 N              AUTHORIZED
                                                                                BY
                                                                                CORPORATE
                                                                                RESOLUTION
                                                                                TO ACT ON
                                                                                THE
                                                                                ACCOUNT
                                                                                MUST SIGN
                                                                                THE LETTER.
                                                                                (SOLID BULLET) INCLUDE A
                                                                                CORPORATE
                                                                                RESOLUTION
                                                                                WITH
                                                                                CORPORATE
                                                                                SEAL OR A
                                                                                SIGNATURE
                                                                                GUARANTEE.

                                                                 EXECUTOR,      (SOLID BULLET) CALL
                                                                 ADMINISTRAT    1-800-544
                                                                 OR,            -6666 FOR
                                                                 CONSERVATOR    INSTRUCTION
                                                                 /GUARDIAN      S.

WIRE                                                             ALL ACCOUNT    (SOLID BULLET) YOU MUST
                                                                 TYPES EXCEPT   SIGN UP FOR
                                                                 RETIREMENT     THE WIRE
                                                                                FEATURE
                                                                                BEFORE
                                                                                USING IT. TO
                                                                                VERIFY THAT
                                                                                IT IS IN
                                                                                PLACE, CALL
                                                                                1-800-544
                                                                                -6666.
                                                                                MINIMUM
                                                                                WIRE:
                                                                                $5,000.
                                                                                (SOLID BULLET) YOUR WIRE
                                                                                REDEMPTIO
                                                                                N REQUEST
                                                                                MUST BE
                                                                                RECEIVED    IN
                                                                                   PROPER
                                                                                   FORM     BY
                                                                                FIDELITY
                                                                                BEFORE
                                                                                4:00 P.M.
                                                                                EASTERN
                                                                                TIME FOR
                                                                                MONEY TO
                                                                                BE WIRED
                                                                                ON THE NEXT
                                                                                BUSINESS
                                                                                DAY.

TDD - SERVICE FOR THE DEAF AND HEARING-IMPAIRED: 1-800-544-0118



INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
   FIDELITY'S WEB SITE at www.fidelity.com offers product and servicing information, customer education, planning tools, and the ability to make certain transactions in your account.

(CHECKMARK)
24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
RETIREMENT ACCOUNT ASSISTANCE
1-800-544-4774
TOUCHTONE XPRESSSM
1-800-544-5555
WEB SITE
WWW.FIDELITY.COM
   AUTOMATED SERVICE
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(solid bullet) Account statements (quarterly)
(solid bullet) Financial reports (every six months)

   To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call 1-800-544-6666 if you need copies of financial reports and prospectuses.
   Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in our electronic delivery program, call 1-800-544-6666 or visit Fidelity's Web site at www.fidelity.com for more information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your    fund     shares and buy
shares of other Fidelity funds by telephone   , in     writing   , or
through Fidelity's Web site    .
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or
revoked, see    "Exchange Restrictions,"     page    47    .
SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINEr enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.

REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for
retirement accounts. Call 1-800-544-6666    or visit Fidelity's Web
site at www.fidelity.com     for more information.


REGULAR INVESTMENT PLANS

FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY
FUND

MINIMUM                                                   FREQUENCY       SETTING UP OR
$100                                                      MONTHLY OR      CHANGING
                                                          QUARTERLY       (SOLID BULLET) FOR A NEW
                                                                          ACCOUNT,
                                                                          COMPLETE THE
                                                                          APPROPRIATE
                                                                          SECTION ON THE
                                                                          FUND
                                                                          APPLICATION.
                                                                          (SOLID BULLET) FOR EXISTING
                                                                          ACCOUNTS, CALL
                                                                          1-800-544-6
                                                                          666    OR VISIT
                                                                             FIDELITY'S WEB
                                                                             SITE AT
                                                                             WWW.FIDELITY.
                                                                             COM     FOR AN
                                                                          APPLICATION.
                                                                          (SOLID BULLET) TO CHANGE THE
                                                                          AMOUNT OR
                                                                          FREQUENCY OF
                                                                          YOUR
                                                                          INVESTMENT,
                                                                          CALL
                                                                          1-800-544-6
                                                                          666 AT LEAST
                                                                          THREE BUSINESS
                                                                          DAYS PRIOR TO
                                                                          YOUR NEXT
                                                                          SCHEDULED
                                                                          INVESTMENT
                                                                          DATE.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT
CHECK TO A FIDELITY FUNDA

MINIMUM                                                   FREQUENCY       SETTING UP OR
$100                                                      EVERY PAY       CHANGING
                                                          PERIOD          (SOLID BULLET) CHECK THE
                                                                          APPROPRIATE
                                                                          BOX ON THE
                                                                             FUND
                                                                          APPLICATION, OR
                                                                          CALL
                                                                          1-800-544-6
                                                                          666    OR VISIT
                                                                             FIDELITY'S WEB
                                                                             SITE AT
                                                                             WWW.FIDELITY.
                                                                             COM     FOR AN
                                                                          AUTHORIZATION
                                                                          FORM.
                                                                          (SOLID BULLET) CHANGES
                                                                          REQUIRE A NEW
                                                                          AUTHORIZATION
                                                                          FORM.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO
ANOTHER FIDELITY FUND

MINIMUM                                                   FREQUENCY       SETTING UP OR
$100                                                      MONTHLY,        CHANGING
                                                          BIMONTHLY,      (SOLID BULLET) TO ESTABLISH,
                                                          QUARTERLY, OR   CALL
                                                          ANNUALLY        1-800-544-6
                                                                          666 AFTER BOTH
                                                                          ACCOUNTS ARE
                                                                          OPENED.
                                                                          (SOLID BULLET) TO CHANGE THE
                                                                          AMOUNT OR
                                                                          FREQUENCY OF
                                                                          YOUR
                                                                          INVESTMENT,
                                                                          CALL
                                                                          1-800-544-6
                                                                          666.

A BECAUSE THEIR SHARE PRICES FLUCTUATE, THESE
FUNDS MAY NOT BE AN APPROPRIATE CHOICE FOR
DIRECT DEPOSIT OF YOUR ENTIRE CHECK.


SHAREHOLDER AND ACCOUNT POLICIES


COMBINATION WITH FREEDOM INCOME FUND
Freedom Income Fund is designed to provide income and some growth to investors in their retirement. It is expected that each Freedom Fund with a target retirement date will combine its assets with Freedom Income's assets when the two funds' asset allocation targets match, approximately five to ten years after the target retirement date. The funds may be combined, without a vote of shareholders, if the trustees determine at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. When a Freedom Fund with a target retirement date is combined with Freedom Income Fund, its shareholders may have a capital gain or loss for federal tax purposes. Prior to a combination, shareholders of a Freedom Fund with a target retirement date will be notified of the combination and any tax consequences.
DIVIDENDS, CAPITAL GAINS, AND TAXES
Each Freedom Fund distributes substantially all of its net
   investment     income and capital gains to shareholders each year.
   For     each Freedom Fund with    a target retirement date,
dividends and capital gains are normally distributed in December and May. For Freedom Income Fund, income dividends are distributed monthly, and capital gains are distributed in December and May. DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each fund offers four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be
automatically reinvested    in additional shares     of the fund, but
you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in another identically registered Fidelity fund.
When a fund deducts a distribution from its NAV, the reinvestment price is the fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a
fund will be taxed. If your account is not a tax   -advantaged
retirement account, you should be aware of these tax implications. TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital
gains are    distributed as dividends and taxed as ordinary income;
    capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. Most underlying Fidelity fund assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Short-term securities with remaining maturities of
sixty days or less for which quotations    and information furnished
by a pricing service     are not readily available are valued on the
basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities held by an underlying Fidelity fund are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition,
if quotations    and information furnished by a pricing service
are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, underlying Fidelity fund assets may be valued by another method that the Board of Trustees believes accurately reflects fair value. An underlying Fidelity money market fund's assets are valued on the basis of amortized cost. This method helps a money market fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE    OR
ELECTRONICALLY.     Fidelity    will not be responsible for any
losses resulting from unauthorized transactions if it    follows
    reasonable    security     procedures designed to verify the
identity of the    investor    . Fidelity will request personalized
security codes or other information, and may also record calls.    For
transactions conducted through the Internet, Fidelity recommends the
use of an Internet browser with 128-bit encryption.     You should
verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT    to suspend the offering of shares for
a period of time.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be
purchased     at the next    NAV     calculated after your
   investment is received in proper form.     Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or
   the     transfer agent has incurred.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
   YOU MAY BUY OR SELL SHARES OF THE FUND THROUGH AN INVESTMENT PROFESSIONAL, INCLUDING A BROKER, who may charge you a transaction fee for this service. If you invest through an investment professional, read your investment professional's program materials for any additional service features or fees that may apply. Certain features of the fund, such as the minimum subsequent investment amounts, may be modified.
CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by
phone, with payment to follow no later than the time when    the
fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after    your order     is    received in
proper form.     Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Fidelity Money Line(registered trademark) redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds including any underlying Fidelity fund. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge. (small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any
investor who makes more than four exchanges out of    a     fund per
calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in Strategic Advisers' judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
administrative fees    of up to 1.00% and trading fees of up to 3.00%
of the amount exchanged.     Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
























This prospectus is printed on recycled paper using soy-based inks. DESCRIPTION OF CHART WHICH APPEARS ON PAGE 22 OF THE FIDELITY FREEDOM FUNDS' PROSPECTUS:
The chart is a rectangular box. The x-axis (the bottom of the box) charts, from left to right, years to retirement and years after retirement in five-year intervals, counting down from 40 years to retirement, reaching retirement, and then counting up to 15 years after retirement. Immediately below and parallel to the x-axis is a straight line with an arrow at each end. A perpendicular line crosses the line at retirement and the word "Retirement" appears below the perpendicular line. The words "Years to Retirement" appear below the parallel line to the left of the perpendicular line, and the words "Years after Retirement" appear below the parallel line to the right of the perpendicular line. The y-axis (the left side of the box) is marked in ten percentage point intervals up from 0% to 100% to indicate the percentage of assets allocated to equity, fixed-income, and money market funds.
The Freedom Funds are positioned along the top of the box at 32, 22, 12, and two years to retirement for Freedom 2030 Fund, Freedom 2020 Fund, Freedom 2010 Fund, and Freedom 2000 Fund, respectively. Freedom Income Fund is positioned at the top of the box at seven years after retirement. Each Fund's position is indicated with a downward pointing solid triangle.
Inside the box are vertical lines (from the top of the box to the bottom of the box) at each of the five-year intervals marked on the x-axis. Also inside the box, directly below each Fund's position, are data points that indicate the target asset allocation for that Fund as of March 31, 1998. The first set of data points is charted at 84%, 80%, 65%, 41%, and 20% for Freedom 2030 Fund, Freedom 2020 Fund, Freedom 2010 Fund, Freedom 2000 Fund, and Freedom Income Fund, respectively. The second set of data points is charted at 98%, 85%, and 60% for Freedom 2010 Fund, Freedom 2000 Fund, and Freedom Income Fund, respectively. The data points are indicated by a solid circle. The data points in each set are connected by a dotted line. The area on the chart from the x-axis up to the dotted line connecting the first set of data points (the "first dotted line") represents the percentage allocation in equity funds. The words "Equity Funds" appear in this area. The area on the chart from the first dotted line up to the dotted line connecting the second set of data points (the "second dotted line") represents the percentage allocation in fixed-income funds. The words "Fixed-Income Funds" appear in this area. The area on the chart from the second dotted line up to the top of the chart represents the percentage allocation in money market funds. The words "Money Market Funds" appear in this area.

FIDELITY ABERDEEN STREET TRUST

FIDELITY FREEDOM FUNDS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER        STATEMENT OF ADDITIONAL INFORMATION


10, 11         ............................    COVER PAGE

12             ............................    DESCRIPTION OF THE TRUST

13      A - C  ............................    INVESTMENT POLICIES AND LIMITATIONS

        D      ............................    PORTFOLIO TRANSACTIONS

14      A - C  ............................    TRUSTEES AND OFFICERS

15      A, B   ............................    *

        C      ............................    TRUSTEES AND OFFICERS

16      A      I............................   STRATEGIC ADVISERS AND FMR; PORTFOLIO TRANSACTIONS

               II............................  TRUSTEES AND OFFICERS

               III...........................  MANAGEMENT CONTRACTS

        B      ............................    MANAGEMENT CONTRACTS

        C, D   ............................    CONTRACTS WITH FMR AFFILIATES

        E      ............................    *

        F      ............................    DISTRIBUTION AND SERVICE PLANS

        G      ............................    *

        H      ............................    DESCRIPTION OF THE TRUST

        I      ............................    CONTRACTS WITH FMR AFFILIATES

17      A      ............................    PORTFOLIO TRANSACTIONS

        B      ............................    *

        C      ............................    PORTFOLIO TRANSACTIONS

        D, E   ............................    *

18      A      ............................    DESCRIPTION OF THE TRUST

        B      ............................    *

19      A      ............................    ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION
                                               INFORMATION

        B      ............................    ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION
                                               INFORMATION; VALUATION

        C      ............................    *

20             ............................    DISTRIBUTIONS AND TAXES

21      A, B   ............................    CONTRACTS WITH FMR AFFILIATES

        C      ............................    *

22             ............................    PERFORMANCE

23             ............................    FINANCIAL STATEMENTS


* Not Applicable
FIDELITY FREEDOM FUNDSSM:
FIDELITY FREEDOM INCOME FUNDSM
FIDELITY FREEDOM 2000 FUNDSM
FIDELITY FREEDOM 2010 FUNDSM
FIDELITY FREEDOM 2020 FUNDSM
FIDELITY FREEDOM 2030 FUNDSM
FUNDS OF FIDELITY ABERDEEN STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
       MAY 21, 1998
   This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus
(dated     May 21, 1998).    Please retain this document for future
reference. The funds' Annual Report is a separate document supplied with this SAI. To obtain a free additional copy of the Prospectus or an Annual Report, please call Fidelity at 1-800-544-8888.
TABLE OF CONTENTS                                         PAGE

INVESTMENT POLICIES AND LIMITATIONS                       43

INVESTMENT PRACTICES OF THE FREEDOM FUNDS                 43

INVESTMENT PRACTICES OF THE UNDERLYING FIDELITY FUNDS     44

PORTFOLIO TRANSACTIONS                                    50

VALUATION                                                 52

PERFORMANCE                                               52

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION  63

DISTRIBUTIONS AND TAXES                                   63

STRATEGIC ADVISERS AND FMR                                64

TRUSTEES AND OFFICERS                                     64

MANAGEMENT CONTRACTS                                      67

DISTRIBUTION AND SERVICE PLANS                            69

CONTRACTS WITH FMR AFFILIATES                             70

DESCRIPTION OF THE TRUST                                  70

FINANCIAL STATEMENTS                                      72

APPENDIX                                                  72

INVESTMENT ADVISER
Strategic Advisers, Inc. (Strategic Advisers)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
       FF   -ptb-    0598
703377
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Freedom Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Freedom Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Freedom Fund's investment policies and limitations.
A Freedom Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
THE FOLLOWING ARE THE FREEDOM FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. EACH FREEDOM FUND MAY NOT:
(1) With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 331/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation);
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 331/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) Each fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) Each fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) Each fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) Each fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). Each fund will not borrow from other funds advised by Fidelity Management & Research Company or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) Each fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) Each fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) Each fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, each Freedom Fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the Freedom Funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and
Options Transactions" on page        .
Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which the Freedom Funds may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a Freedom Fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.
In accordance with each Freedom Fund's investment program as set forth in the prospectus, a Freedom Fund may invest more than 25% of its assets in any one underlying Fidelity fund. However, each of the underlying Fidelity funds in which a Freedom Fund may invest (other than Fidelity Money Market Trust: Retirement Money Market Portfolio) will not concentrate more than 25% of its total assets in any one industry, except that Fidelity Money Market Trust: Retirement Money Market Portfolio will invest more than 25% of its total assets in the financial services industry.
INVESTMENT PRACTICES OF THE FREEDOM FUNDS
The following pages contain more detailed information about types of instruments in which a Freedom Fund may invest, strategies Strategic Advisers may employ in pursuit of a Freedom Fund's investment objective, and a summary of related risks. Strategic Advisers may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the Freedom Fund achieve its goal.
FUTURES CONTRACTS.    In purchasing     a futures contract,    the
buyer agree    s to purchase a specified underlying instrument at a
specified future date.    In selling a futures contract    ,    the
seller agrees to sell a specified     underlying instrument at a
specified future date. The price at which the purchase and sale will
take place is fixed when the    buyer and seller     enter into the
contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard &
Poor's 500 Index (S&P 500   (registered trademark)    ) or the Bond
Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of
Trustees,    FMR, on behalf     of Strategic Advisers, determines the
liquidity of a fund's investments and, through reports from
   FMR,     the Board monitors investments in illiquid instruments. In
determining the liquidity of a fund's investments,    FMR     may
consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by    FMR     to be illiquid include
repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security.
   As protection against the risk     that the original seller will
not fulfill its obligation, the securities are held in    a
separate     account at a bank, marked-to-market daily, and maintained
at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in
connection with bankruptcy proceedings),    the Freedom Funds will
engage in repurchase agreement transactions with parties whose
creditworthiness has been reviewed and found satisfactory    by FMR on
behalf of     Strategic Advisers.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells    a security to     another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase    that
security at an agreed-upon     price and time. While a reverse
repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its
obligation under the agreement.    The Freedom Fund    s will enter
into reverse repurchase agreements with parties whose creditworthiness
has been    reviewed and     found satisfactory by    FMR on behalf
of     Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Strategic Advisers to be of good standing. Furthermore, they will only be made if, in Strategic Advisers' judgment, the consideration to be earned from such loans would justify the risk.
Strategic Advisers understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in    other
eligible securities.     Investing this cash subjects that investment,
as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Strategic Advisers may rely on
   FMR's     evaluation of the credit of a bank or other entity in
determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or
other foreign entities,    FMR     will consider whether adequate
public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
INVESTMENT PRACTICES OF THE UNDERLYING FIDELITY FUNDS
The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, strategies FMR may employ in pursuit of an underlying Fidelity fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it
believes that doing so will help    an     underlying Fidelity fund
achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These
transactions may    involve     repurchase agreements with custodian
banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
       ASSET-BACKED SECURITIES    represent interests in pools of
mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
       CLOSED-END INVESTMENT COMPANIES    are investment companies
that issue a fixed number of shares which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally managed and may invest in any type of security. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value A fund may purchase shares of closed-end investment companies to facilitate investment in certain foreign countries.
       CONVERTIBLE SECURITIES    are bonds, debentures, notes,
preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
   Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
DELAYED-DELIVERY TRANSACTIONS.    Securities may be bought and
sold     on a delayed-delivery or when-issued basis. These
transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser
until the security is delivered.    The bond funds     may receive
fees or price concessions for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis,    the
purchaser     assumes the rights and risks of ownership, including the
risks of price and yield fluctuations    and the risk that the
security will not be issued as anticipated.     Because    payment for
the securities     is not required until the delivery date, these
risks are in addition to the risks associated with    a     fund's
investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid
assets in a segregated custodial account to cover    the     purchase
obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
A fund may renegotiate    a     delayed delivery transaction and may
sell    the     underlying securities before    delivery    , which
may result in capital gains or losses    for the fund    .
   DOMESTIC AND FOREIGN INVESTMENTS (MONEY MARKET FUND ONLY) include
    U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign
banks, and foreign branches of foreign banks.    Domestic and foreign
investments     may also    include     U.S. dollar-denominated
securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by
governmental regulation. Payment of interest and r   epayment of
principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio
securities may be held outside of the United States and    a     fund
may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental
restrictions that might affect    re    payment of principal or
   payment of     interest, or the ability to honor a credit
commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.
   EXPOSURE TO FOREIGN MARKETS.     Foreign securities, foreign
currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.
Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their
effects.    In addition,     the value of securities denominated in
foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities
of comparable U.S. issuers. Foreign security trading,    settlement
and custodial practices (including those involving securities
settlement where fund assets may be released     prior to receipt of
payment)    are often less developed than those in U.S. markets, and
may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign
broker-dealer, securities depository or foreign subcustodian.     In
addition, the costs    associated with foreign investments,
including withholding taxes, brokerage commissions and custodial
costs,    are generally higher than with U.S. investments.
   Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
   The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
FOREIGN CURRENCY TRANSACTIONS   . A bond or equity     fund may
conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times. FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS SHAREHOLDERS.    The funds     do not intend to
direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's
investment in the company. The activities    in which     a fund may
engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following    paragraphs     pertain to
futures and options: Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a
large percentage o   f a     fund's assets could impede portfolio
management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS involve    purchasing and writing     options in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the
overall position. For example,    purchasing     a put option and
   writing     a call option on the same underlying instrument
   would     construct a combined position whose risk and return
characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely
that the standardized contracts available will not match    a
    fund's current or anticipated investments exactly.    A     fund
may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the
securities in which    the     fund typically invests, which involves
a risk that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match
   a     fund's investments well. Options and futures prices are
affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in
all cases. If price changes in    a     fund's options or futures
positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    In purchasing     a futures contract,    the
buyer     agrees to purchase a specified underlying instrument at a
specified future date.    In selling a futures contract, the seller
    agrees to sell    a specified     underlying instrument at a
specified future date. The price at which the purchase and sale will
take place is fixed when    the buyer and seller     enter into the
contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500) or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an
FCM that holds margin on behalf of    a     fund, the fund may be
entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS.    The bond and
equity funds have filed     a notice of eligibility for exclusion from
the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures
Association, which regulate trading in the futures markets   .     The
fund   s     intend to comply with Rule 4.5 under the Commodity
Exchange Act, which limits the extent to which the fund   s     can
commit assets to initial margin deposits and option premiums.
In addition, each    bond and equity     fund will not: (a) sell
futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options. Fidelity Government Securities Fund further limits its options and futures investments to options and futures contracts relating to U.S. Government Securities.
The above limitations on the bond and equity funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially
could require    a     fund to continue to hold a position until
delivery or expiration regardless of changes in its value. As a
result,    a     fund's access to other assets held to cover its
options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed
above.    A     fund may purchase and sell currency futures and may
purchase and write currency options to increase or decrease its
exposure to different foreign currencies.    Currency options may also
be purchased or written     in conjunction with each other or with
currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not
reflect other factors that affect the value of    a     fund's
investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not
protect    a     fund against a price decline resulting from
deterioration in the issuer's creditworthiness. Because the value of
   a     fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this
type of arrangement allows    the purchaser or writer greater
flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option,    the
purchaser     obtains the right (but not the obligation) to sell the
option's underlying instrument at a fixed strike price. In return for
this right,    the purchaser     pays the current market price for the
option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of
securities prices, and futures contracts. The    purchaser     may
terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the
purchaser     will lose the entire premium. If the    option is
exercised,     the    purchaser     completes the sale of the
underlying instrument at the strike price.    A purchaser     may also
terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    The writer of a put or call option
    takes the opposite side of the transaction from the option's
purchaser. In return for receipt of the premium, the    writer
assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to
exercise it. The    writer     may seek to terminate    a     position
in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not
liquid for a put option, however, the    writer     must continue to
be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. When writing an option on a futures contract,
a     fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the    writer     to sell or deliver
the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid
instruments. In determining the liquidity of    a     fund's
investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by    FMR     to be illiquid include
repurchase agreements not entitling the holder to repayment of
principal and    payment of     interest within seven days,
over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, time deposits, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. For Fidelity Money Market Trust: Retirement Money Market Portfolio, illiquid investments are valued by this method for purposes of monitoring amortized cost valuation.
INDEXED SECURITIES    are instruments     whose prices are indexed to
the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC,    a     fund may lend money to, and borrow
money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
ISSUER LOCATION. FMR determines where an issuer or its principal
activities are located by looking at such factors as the    issuer's
    country of organization, the primary trading market for    the
issuer's     securities, and the location of    the issuer's
    assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities; (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of that country, derives at least 50% of its revenues or profits from goods sold, investments made, or services performed in the country, or has at least 50% of its assets located in the country.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a fund's policies regarding the quality of debt securities. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of
interest and    repayment of     principal. Direct debt instruments
may not be rated by any nationally recognized statistical rating
service. If    scheduled interest or principal payments are not made,
the value of the instrument may be     adversely affected. Loans that
are fully secured    provide     more protections than an unsecured
loan in the event of    failure to make     scheduled interest or
principal    payments    . However, there is no assurance that the
liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional
risks. For example, if a loan is foreclosed,    the purchaser
could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal
theories of lender liability,    a purchaser     could be held liable
as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less
legal protection to the    purchaser     in the event of fraud or
misrepresentation. In the absence of definitive regulatory guidance,
   FMR uses its     research    to     attempt to avoid situations
where fraud or misrepresentation could adversely affect    a     fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms
of the loan or other indebtedness, the    purchaser     has direct
recourse against the borrower,    the purchaser     may have to rely
on the agent to apply appropriate credit remedies against a borrower.
If assets held by the agent for the benefit of    a purchaser     were
determined to be subject to the claims of the agent's general
creditors, the    purchaser     might incur certain costs and delays
in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness may include letters of credit, revolving credit
facilities, or other standby financing commitments    that obligate
purchasers to make     additional cash    payments     on demand.
These commitments may have the effect of requiring    a purchaser
    to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it
unlikely that the amount will ever be repaid.    A     fund will set
aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments. The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of
these limitations,    a     fund generally will treat the borrower as
the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as
financial intermediary between    a     fund and the borrower, if the
participation does not shift to the fund the direct debtor-creditor
relationship with the borrower, SEC interpretations require    a
fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of
indebtedness may restrict    a     fund's ability to invest in
indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries. LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered
   to be     speculative and involve greater risk of loss or price
changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders. MONEY MARKET SECURITIES are high-quality, short-term obligations.
   M    oney market securities    may be structured to be, or may
employ a trust or other    form so that they are eligible investments
for money market funds.     For example, put features can be used to
modify the maturity of a security or interest rate adjustment features
can be used to enhance price stability. If    a     structure    fails
to function     as intended, adverse tax or investment consequences
may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues
presented by    certain     structured securities. Future tax or other
regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MORTGAGE-BACKED SECURITIES    are     issued by government and
non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities,
such as collateralized mortgage obligations    (or     "CMOs"), make
payments of both principal and interest at    a range of     specified
intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties.
   Stripped mortgage-backed securities are created when the interest and principal components of a mortgage-backed security are separated and sold as individual securities. In the case of a stripped mortgage-backed security, the holder of the "principal-only" security
(PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.
The value of mortgage-backed securities may change due to shifts in
the market's perception of issuers    and changes in interest rates.
    In addition, regulatory or tax changes may adversely affect the
mortgage   -backed     securities market as a whole. Non-government
mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject
to prepayment risk    which is the risk that     early    principal
    payments made on the underlying mortgages,    usually in response
to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-backed security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage-backed securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-backed securities.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal
securities holders.    A municipal security may be owned     directly
or through a participation interest.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
       QUALITY AND MATURITY (MONEY MARKET FUND    ONLY).     Pursuant
to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
Th   e taxable     fund may not invest more than 5% of its total
assets in second tier securities. In addition, the    taxable     fund
may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature.
       REAL ESTATE I   NVESTMENT TRUS    TS.    Equity real estate
investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security.
As protection against     the risk that the original seller will not
fulfill its obligation, the securities are held in a    separate
account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy
proceedings), the fund   s     will engage in repurchase agreement
transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, Fidelity Money Market Trust: Retirement Money Market Portfolio anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells a    security     to another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase    that
security at an agreed-upon     price and time. While a reverse
repurchase agreement is outstanding,    a     fund will maintain
appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been
   reviewed and     found satisfactory by FMR. Such transactions may
increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.
SECURITIES LENDING.    A     fund may lend securities to parties such
as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk. FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in    other
eligible securities.     Investing this cash subjects that investment,
as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX" (GROWTH AND MONEY MARKET FUNDS)    A
fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short.
Such short sales are known as short sales "against the box."     If a
fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.
   Short sales against the box could be used to protect the net asset value per share of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. An equity fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SHORT SALES (GROWTH & INCOME AND HIGH INCOME FUNDS).    A     fund may
enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security
   a     fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
When    a     fund enters into a short sale, it will be required to
set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is
outstanding.    A     fund will incur transaction costs, including
interest expenses, in connection with opening, maintaining, and closing short sales.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
SOVEREIGN DEBT OBLIGATIONS are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as
economic factors.    Although some sovereign debt, such as Brady
Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.
Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a money market fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.
SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may
increase or decrease    a     fund's exposure to long- or short-term
interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
A fund    may     be able to eliminate its exposure under    a
swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic
adjustments    in     the interest rate paid on the security. Variable
rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
       WARRANTS.    Warrants are instruments which entitle the holder
to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.
Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in
the assets of the issuing company.    A warrant ceases to have value
if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current
income, their prices can be    more     volatile    than other types
of fixed-income securities     when interest rates change. In
calculating    a fund's     dividend, a portion of the difference
between a zero coupon bond's purchase price and its face value    is
considered income.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities (normally, shares of the underlying Fidelity funds) are placed on behalf of each Freedom Fund by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in each Freedom Fund's management contract. A Freedom Fund will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities. All orders for the purchase or sale of portfolio securities are placed on behalf of each underlying Fidelity fund by FMR pursuant to authority contained in each underlying Fidelity fund's management contract. Because the market for most OTC securities is made by market
   makers     or dealers, rather than on an exchange, FMR will place
most of its orders on behalf of Fidelity OTC Portfolio with dealers. Ordinarily commissions are not charged on such orders. Thus, Fidelity OTC Portfolio should incur a relatively small amount of commission expenses. When Fidelity OTC Portfolio places an order with a dealer, it pays a spread, which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. If FMR grants investment management authority to an underlying Fidelity fund's sub-adviser, the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities on behalf of that fund, and will do so in accordance with the policies described below.
Strategic Advisers and FMR each is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Money market securities generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, Strategic Advisers and FMR consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on
a continuing basis; the reasonableness of any commissions;    and, in
selecting broker-dealers to place portfolio transactions for certain underlying Fidelity funds, arrangements for payment of fund expenses.
   Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The Freedom Funds and underlying Fidelity funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which Strategic Advisers, FMR or their affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts;
and     effect securities transactions and perform functions
incidental thereto (such as clearance and settlement).
   The selection of such broker-dealers for transactions in equity securities on behalf of the underlying funds is generally made by Strategic Advisers or FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by Strategic Advisers's or FMR's investment staff based upon the quality of research and execution services provided.
   For transactions in fixed-income securities, Strategic Adviser's or FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions
on behalf of the Freedom Funds or    an     underlying Fidelity fund
may be useful to Strategic Advisers or FMR, as the case may be, in
rendering investment management services to    that fund or its
o    the   r     clients, and conversely, such research provided by
broker-dealers who have executed transaction orders on behalf of other Strategic Advisers or FMR clients may be useful to Strategic
Advisers    or FMR, as the case may be, in carrying out its
obligations to a fund. The receipt of such research has not reduced
Strategic Advisers'     or FMR   's normal independent research
activities; however, it enables Strategic Advisers and FMR to avoid
th    e additional expenses that could be incurred if Strategic
Advisers or FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,    a
fund     may    pay a broker-dealer     commissions for agency
transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution
services. In order to cause    a     fund to pay such higher
commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to
th   at     fund    or     its other clients. In reaching this
determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services. Strategic Advisers and FMR are authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. Strategic Advisers and FMR may use research services provided by and place agency transactions with National Financial Services
Corporation (NFSC) and Fidelity Brokerage Services    Japan LLC
    (FBS   J    ), indirect subsidiaries of FMR Corp., if the
commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar
services.    Prior to December 9, 1997, FMR and Strategic Advisers
used research services provided by and placed agency transactions with
    F   idelity Brokerage Services (F    BS   ), an indirect
subsidiary of FMR Corp.
FMR may allocate brokerage transactions to broker-dealers
(including affiliates of FMR)     who have entered into arrangements
with FMR under which the broker-dealer allocates a portion of the
commissions paid by    an underlying Fidelity fund toward the
reduction of that     fund   '    s    expenses. The     transaction
quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The Trustees    of each fund     periodically review Strategic
Advisers' or FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Freedom Funds or the underlying Fidelity funds, respectively, and review the
commissions paid by    the     fund over representative periods of
time to determine if they are reasonable in relation to the benefits to the fund.
   Each Freedom Fund's turnover rates for the fiscal periods ended March 31, 1998 and 1997 are presented in the table below. For their most recently ended fiscal periods, the underlying Fidelity funds' portfolio turnover rates ranged from 23% to 309%. There can be no assurance that the turnover rates for the underlying Fidelity funds will remain within this range during subsequent fiscal periods. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.
TURNOVER RATES         1998         1997*

   FREEDOM INCOME          33%          32%

   FREEDOM 2000            24%          19%

   FREEDOM 2010            20%          3%

   FREEDOM 2020            15%          21%

   FREEDOM 2030            34%          19%

   * From October 17, 1996 (commencement of operations) to March 31, 1997, annualized.
For the fiscal year ended March 31, 1998    and the fiscal period
ended March 31, 1997,     the Freedom Funds paid no brokerage
commissions to firms that provided research services.
The Trustees of    each     fund have approved procedures in
conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the Freedom Funds or the underlying Fidelity funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each Freedom Fund are substantially the same as those of the underlying Fidelity funds and other funds managed by FMR or its affiliates, investment decisions for each Freedom Fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more Freedom Funds and/or underlying Fidelity funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining Strategic Advisers or FMR as investment adviser to each
Freedom Fund    and     underlying Fidelity fund, as
   applicable    , outweighs any disadvantages that may be said to
exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company, Inc. (FSC) normally determines each Freedom Fund's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each fund's NAV.
The assets of each Freedom Fund consist primarily of shares of the underlying Fidelity funds, which are valued at their respective NAVs. VALUATION OF UNDERLYING FIDELITY FUNDS' PORTFOLIO SECURITIES
   EQUITY FUNDS.     Portfolio securities are valued by various
methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
Short-term securities with remaining maturities of sixty days or less
for which market quotations    and information furnished by a pricing
servic    e are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
   FIXED-INCOME FUNDS.     Portfolio securities are valued by various
methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.
Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
Short-term securities with remaining maturities of sixty days or less
for which market quotations    and information furnished by a pricing
service     are not readily available are valued either at amortized
cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
   MONEY MARKET FUNDS.     Portfolio securities and other assets are
valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their respective NAVs.
During periods of declining interest rates, the fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and
Maturity" on page    49    .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The Freedom Funds and the underlying Fidelity funds may quote performance in various ways, and the Freedom Funds may quote the performance of various underlying Fidelity funds. All performance information supplied by the funds in advertising is historical and is
not intended to indicate future returns.    The s    hare price    of
a bond or equity fund, the     yield,    if applicable, of a bond,
money market, or equity fund,     and total return fluctuate in
response to market conditions and other factors, and the value    of
an equity or bond fund's     shares when redeemed may be more or less
than their original cost. The following paragraphs describe how yield and total return are calculated by the Freedom Funds and the underlying Fidelity funds.
YIELD CALCULATIONS    (FREEDOM INCOME)    .    The yield for Freedom
Income is the asset-weighted average of the yields of the underlying Fidelity funds in which it invests, reduced by Freedom Income's expenses. The asset-weighted yield is calculated by multiplying the yield of each underlying fund by the value of Freedom Income's investment in that fund, adding together the results, dividing the sum by Freedom Income's total net assets and then subtracting the annualized expenses of Freedom Income. The asset-weighted yield is currently calculated once a month as of the last day of the prior month. In those cases where a yield is not published for an underlying fund, that fund's yield is assumed to be zero for purposes of this calculation.
YIELD CALCULATIONS (MONEY MARKET FUND). To compute the yield for a money market fund for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A money market fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, a money market fund may quote yields in advertising based on any historical seven-day period. Yields for a money market fund are calculated on the same basis as other money market funds, as required by applicable regulation.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, a fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
   YIELD CALCULATIONS (BOND AND EQUITY FUNDS).     Yields for a fund
are computed by dividing    a     fund's interest and dividend income
for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the fund's NAV or offering price, as applicable, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Yields do not reflect a fund's short-term trading fee, if any. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.
Income calculated for the purposes of calculating a fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
In calculating a fund's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will
have the effect of reducing    a     fund's yield.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, a fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or
after-tax basis    and     may be quoted with or without taking a
fund's    m    aximum sales charge    into account    , if any, and
may or may not include the effect of a fund's    short-term trading
    fee, if any. Excluding a fund's sales charge or    short-term
trading     fee, if any, from a total return calculation produces a
higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a fund's    net asset
values    , adjusted net asset values, and benchmark indices may be
used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
       MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.
   The 13-week and 39-week long-term moving averages are shown below.
            FISCAL YEAR ENDING MARCH 31, 1998

                          13-WEEK                 39-WEEK
                          MOVING AVERAGES         MOVING AVERAGES

   FREEDOM INCOME         $ 10.74                 $ 10.47

   FREEDOM 2000           $ 11.55                 $ 11.18

   FREEDOM 2010           $ 12.15                 $ 11.69

   FREEDOM 2020           $ 12.46                 $ 11.97

   FREEDOM 2030           $ 12.56                 $ 12.05

   CALCULATING HISTORICAL EQUITY FUND RESULTS.     The following table
shows performance for each fund calculated including certain fund expenses.
   H    ISTORICAL FUND RESULTS. The following table shows each Freedom
Fund's total return and for Freedom Income, its    30 day     yield,
for the period ended March 31, 1998.


                                      AVERAGE ANNUAL TOTAL RETURNS    CUMULATIVE TOTAL RETURNS

                   30 DAY             ONE             LIFE OF         ONE             LIFE OF
                       YIELD   *      YEAR            FUND*   *       YEAR            FUND*   *



FREEDOM INCOME      4.31    %             14.88    %      11.53    %      14.88    %      17.17    %

FREEDOM 2000    N/A                       23.25    %      17.14    %      23.25    %      25.83    %

FREEDOM 2010    N/A                       31.31    %      22.78    %      31.31    %      34.71    %

FREEDOM 2020    N/A                       35.36    %      25.71    %      35.36    %      39.41    %

FREEDOM 2030    N/A                       36.28    %      26.30    %      36.28    %      40.35    %


   * The yield for Freedom Income is the asset-weighted average of the yields of the underlying Fidelity funds in which it invests, reduced by Freedom Income's expenses.
   ** From October 17, 1996 (commencement of operations).
    Note: If Strategic Advisers had not reimbursed certain fund expenses during these periods, each Freedom Fund's total returns would have been lower.
    Note: If Strategic Advisers had not reimbursed certain fund expenses during these periods, Freedom Income's yield would have been 4.29%.
   HISTORICAL FUND RESULTS - UNDERLYING FIDELITY FUNDS. The following table shows the underlying Fidelity funds' 7-day or 30-day yields and/or total returns for the periods ended March 31, 1998. Total return figures include the effect of a fund's maximum sales charge, if any, but do not include the effect of a fund's short-term trading fee.


                 AVERAGE ANNUAL TOTAL RETURNS                         CUMULATIVE TOTAL RETURNS

   UNDERLYING FIDELITY FUND
   YIELD
(DAGGER)         ONE               FIVE             TEN             ONE               FIVE               TEN
                 YEAR              YEARS            YEARS/          YEAR              YEARS              YEARS/
                                                    LIFE OF                                              LIFE OF
                                                    FUND*                                                FUND*

   FIDELITY BLUE CHIP GROWTH FUND1
   N/A            40.45%            22.21%           21.31%           40.45%            172.57%           590.05%

   FIDELITY CAPITAL & INCOME FUND2
    6.58%         22.63%            11.81%           12.18%           22.63%            74.72%            215.71%

   FIDELITY DISCIPLINED EQUITY FUND
   N/A            49.67%            20.39%           20.36%           49.67%            152.95%           456.22%

   FIDELITY DIVERSIFIED INTERNATIONAL FUND
   N/A            25.72%            17.13%           13.30%           25.72%            120.47%           118.61%

   FIDELITY EQUITY-INCOME FUND
   N/A            41.62%            20.86%           16.79%           41.62%            157.89%           372.18%

   FIDELITY EUROPE FUND3
   N/A            36.83%            21.82%           14.51%           36.83%            168.30%           287.50%

   FIDELITY FUND
   N/A            49.27%            22.04%           17.98%           49.27%            170.69%           422.49%

   FIDELITY GOVERNMENT SECURITIES FUND
    5.45%         11.57%            6.12%            8.47%            11.57%            34.57%            125.57%

   FIDELITY GROWTH & INCOME PORTFOLIO
   N/A            45.06%            22.01%           20.12%           45.06%            170.35%           525.32%

   FIDELITY GROWTH COMPANY FUND4
   N/A            37.88%            19.23%           20.19%           37.88%            140.98%           528.79%

   FIDELITY INTERMEDIATE BOND FUND
    5.70%         9.49%             5.97%            7.81%            9.49%             33.63%            112.09%

   FIDELITY INVESTMENT GRADE BOND FUND
    5.69%         11.55%            6.49%            8.78%            11.55%            36.97%            132.09%

   FIDELITY JAPAN FUND5
   N/A            (9.09)%           (2.74)%          0.54%            (9.09)%           (12.96)%          3.05%

   FIDELITY MONEY MARKET TRUST:
    5.31%         5.48%             4.83%            5.61%            5.48%             26.61%            66.46%
   RETIREMENT MONEY MARKET PORTFOLIO

   FIDELITY OTC PORTFOLIO6
   N/A            38.29%            17.89%           18.10%           38.29%            127.73%           427.70%

   FIDELITY OVERSEAS FUND
   N/A            22.50%            14.55%           9.11%            22.50%            97.19%            139.09%

   FIDELITY SOUTHEAST ASIA FUND7
   N/A            (32.36)%         N/A               0.39%            (32.36)%         N/A                1.96%


   * Fidelity Disciplined Equity Fund commenced operations on December
28, 1988.
    Fidelity Diversified International Fund commenced operations on December 27, 1991.
    Fidelity Japan Fund commenced operations on September 15,
1992.
    Fidelity Money Market Trust: Retirement Money Market Portfolio commenced operations on December 2, 1988.
    Fidelity Southeast Asia Fund commenced operations on April 19,
1993.
   (dagger) Yields shown are for the 30-day period ended March 31, 1998, except for the yield shown for Fidelity Money Market Trust:
Retirement Money Market Portfolio, which is for the seven-day period ended March 31, 1998.
   1 Total return figures include the effect of Fidelity Blue Chip Growth Fund's 3.0% sales charge.
   2 Total return figures do not include the effect of Fidelity Capital & Income Fund's 1.5% redemption fee, applicable to shares held less than 365 days. In addition, when considering historical performance, be aware that effective December 30, 1990, the fund adopted a new investment objective and changed its name from Fidelity High Income Fund to Fidelity Capital & Income Fund. Accordingly, historical performance may not be representative of the fund's future performance under its current investment objective and policies.
   3 Total return figures include the effect of Fidelity Europe Fund's 3.0% sales charge, but do not include the effect of the fund's 1.0% short-term trading fee, applicable to shares held less than 90 days.
   4 Total return figures include the effect of Fidelity Growth Company's 3.0% sales charge which was in effect prior to January 1, 1997.
   5 Total return figures include the effect of Fidelity Japan Fund's 3.0% sales charge, but do not include the effect of the fund's 1.5% short-term trading fee, applicable to shares held less than 90 days.
   6 Total return figures include the effect of Fidelity OTC Portfolio's 3.0% sales charge.
   7 Total return figures include the effect of Fidelity Southeast Asia Fund's 3.0% sales charge, but do not include the effect of the fund's 1.5% short-term trading fee, applicable to shares held less than 90 days.
Note: If FMR had not reimbursed certain underlying Fidelity fund
expenses during these periods,    Fidelity Diversified International
Fund, Fidelity Intermediate Bond Fund, Fidelity Europe Fund, Fidelity Southeast Asia Fund, Fidelity Japan Fund, and Fidelity Money Market
Trust: Retirement Money Market Portfolio's     total returns would
have been lower.
   The performance data relating to the underlying Fidelity funds set forth above is not indicative of future performance of either the underlying Fidelity funds or the Freedom Funds. The performance reflects the impact of sales charges that will not be incurred by the Freedom Funds when they purchase shares of the underlying Fidelity funds.
The following tables show the income and capital elements of each fund's cumulative total return. The tables compare each fund's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because a bond or money market fund invests in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than a bond or money market fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as a bond or money market fund. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical
$10,000 investment in each fund during the    life of each fund,
as    suming all distributions were reinvested.    Total returns are
based on past results and are not an indication of future performance.
Tax con    sequences of different investments have not been factored
into the figures below.
   During the period from October 17, 1996 (commencement of operations) to March 31, 1998, a hypothetical $10,000 investment in Freedom Income would have grown to $11,717.



FREEDOM INCOME                                                                           INDICES

PERIOD ENDED  VALUE OF         VALUE OF       VALUE OF       TOTAL       S&P 500          DJIA             COST OF
MARCH 31      INITIAL          REINVESTED     REINVESTED     VALUE                                         LIVING**
              $10,000          DIVIDEND       CAPITAL GAIN
              INVESTMENT       DISTRIBUTIONS  DISTRIBUTIONS







1998          $    10,950      $    702       $    65        $    11,717  $ 15,993      $    14,906         $ 10,246

1997*         $    10,060      $    139       $    0         $    10,199  $ 10,806      $    10,966      $    10,107


   * From October 17, 1996 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Freedom Income on October 17, 1996, the net amount invested in Freedom Income shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,732    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   650     for
dividends and $   60     for capital gain distributions.
During the period from October 17, 1996 (commencement of operations)
to March 31, 199   8    , a hypothetical $10,000 investment in Freedom
2000 would have grown to $   12,583    .



FREEDOM 2000                                                                             INDICES

PERIOD ENDED   VALUE OF         VALUE OF       VALUE OF       TOTAL      S&P 500          DJIA             COST OF
MARCH 31       INITIAL          REINVESTED     REINVESTED     VALUE                                        LIVING**
               $10,000          DIVIDEND       CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS  DISTRIBUTIONS







1998           $    11,980      $    470       $    133       $    12,583  $ 15,993      $    14,906         $ 10,246

1997*          $    10,120      $    89        $    0         $    10,209  $ 10,806      $    10,966      $    10,107


   * From October 17, 1996 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Freedom 2000 on October 17, 1996, the net amount invested in Freedom 2000 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,547    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   420     for
dividends and $   120     for capital gain distributions.
During the period from October 17, 1996 (commencement of operations)
to March 31, 19   98    , a hypothetical $10,000 investment in Freedom
2010 would have grown to $   13,471    .



FREEDOM 2010                                                                             INDICES

PERIOD ENDED   VALUE OF         VALUE OF       VALUE OF       TOTAL      S&P 500          DJIA             COST OF
MARCH 31       INITIAL          REINVESTED     REINVESTED     VALUE                                        LIVING**
               $10,000          DIVIDEND       CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS  DISTRIBUTIONS







1998           $    12,810      $    558       $    103       $    13,471  $ 15,993      $    14,906         $ 10,246

1997*          $    10,150      $    109       $    0         $    10,259  $ 10,806      $    10,966      $    10,107


   * From October 17, 1996 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Freedom 2010 on October 17, 1996, the net amount invested in Freedom 2010 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,577    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   480     for
dividends and $   90     for capital gain distributions.
During the period from October 17, 1996 (commencement of operations)
to March 31, 19   98    , a hypothetical $10,000 investment in Freedom
2020 would have grown to $   13,941    .



FREEDOM 2020                                                                              INDICES

PERIOD ENDED   VALUE OF         VALUE OF       VALUE OF       TOTAL      S&P 500          DJIA             COST OF
MARCH 31       INITIAL          REINVESTED     REINVESTED     VALUE                                        LIVING**
               $10,000          DIVIDEND       CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS  DISTRIBUTIONS







1998           $    13,280      $    510       $    151       $    13,941  $ 15,993      $    14,906         $ 10,246

1997*          $    10,210      $    89        $    0         $    10,299  $ 10,806      $    10,966      $    10,107


   * From October 17, 1996 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Freedom 2020 on October 17, 1996, the net amount invested in Freedom 2020 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,566    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   430     for
dividends and $   130     for capital gain distributions.
During the period from October 17, 1996 (commencement of operations)
to March 31, 19   98    , a hypothetical $10,000 investment in Freedom
2030 would have grown to $   14,035    .



FREEDOM 2030                                                                             INDICES

PERIOD ENDED   VALUE OF         VALUE OF       VALUE OF       TOTAL      S&P 500          DJIA             COST OF
MARCH 31       INITIAL          REINVESTED     REINVESTED     VALUE                                        LIVING**
               $10,000          DIVIDEND       CAPITAL GAIN
               INVESTMENT       DISTRIBUTIONS  DISTRIBUTIONS







1998           $    13,420      $    475       $    140       $    14,035  $ 15,993      $    14,906         $ 10,246

1997*          $    10,210      $    89        $    0         $    10,299  $ 10,806      $    10,966      $    10,107


   * From October 17, 1996 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Freedom 2030 on October 17, 1996, the net amount invested in Freedom 2030 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,525    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   400     for
dividends and $   120     for capital gain distributions.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do
not take sales charges or    trading fees     into consideration, and
are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and
periodicals. For example,    a     fund may quote Morningstar, Inc. in
its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
The performance of each Freedom Fund may be compared to the performance of a Target Asset Allocation Composite Index (Composite Index). A Freedom Fund's Composite Index is a representation of the performance of the asset classes (domestic and international equity funds, investment grade and high yield fixed-income funds, and money market funds) in which a Freedom Fund is invested and is based on the weightings of each asset class in a Freedom Fund. The following indices are used to calculate a Freedom Fund's Composite Index:
Standard & Poor's 500 Index (S&P 500) for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far
East    (    EAFE   ) Index     for the international equity fund
class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the
high yield fixed-income fund class, and    Lehman     Brothers 3-Month
T-Bill Index for the money market fund class. The index weightings of each Composite Index are rebalanced monthly.
The index weightings in the Fidelity Freedom 2000 Composite Index, Fidelity Freedom 2010 Composite Index, Fidelity Freedom 2020 Composite Index, and Fidelity Freedom 2030 Composite Index, are adjusted semi-annually to reflect the changing asset allocations of the Freedom Funds with target retirement dates. On June 30 of each calendar year, the index weightings will be adjusted to reflect the average of the Freedom Fund's actual asset allocation as of March 31 and its projected target asset allocation as of September 30, as reported in the Freedom Funds' Annual Report for the fiscal year ended March 31. On December 31, the index weightings will be adjusted to reflect the Freedom Fund's actual asset allocation as of September 30 and its projected target asset allocation as of March 31, as reported in the Freedom Funds' Semi-Annual Report for the period ended September 30. The index weightings in the Fidelity Freedom Income Composite Index are not adjusted semi-annually, as Freedom Income maintains a stable asset allocation strategy.



THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
OCTOBER 17, 1996 THROUGH JUNE 30, 1997   *

                                         S&P 500  MSCI EAFE  LEHMAN BROTHERS  MERRILL LYNCH HIGH      LEHMAN     BROTHERS
                                                             AGGREGATE BOND   YIELD MASTER INDEX   3-MONTH
                                                             INDEX                                    T-BILL I    NDEX

FREEDOM INCOME                            20.0%    --         40.0%            --                   40.0%

FREEDOM 2000                              39.2%    4.4%       40.9%            4.0%                 11.5%

FREEDOM 2010                              59.2%    9.7%       24.1%            7.0%                 --

FREEDOM 2020                              70.0%    12.4%      10.1%            7.5%                 --

FREEDOM 2030                              70.0%    15.0%      5.0%             10.0%                --


   * The weightings of the Composite Indices of the Freedom Funds' did not change on December 31, 1996.



THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
JUNE 30, 1997 THROUGH DECEMBER 31, 1997

                                         S&P 500  MSCI EAFE  LEHMAN BROTHERS  MERRILL LYNCH HIGH      LEHMAN     BROTHERS
                                                             AGGREGATE BOND   YIELD MASTER INDEX   3-MONTH
                                                             INDEX                                    T-BILL     INDEX

FREEDOM INCOME                            20.0%    --         40.0%            --                      40.0    %

FREEDOM 2000                              38.2%    4.5%       40.8%            4.0%                    12.5    %

FREEDOM 2010                              57.7%    9.5%       25.0%            7.1%                 0.7%

FREEDOM 2020                              69.1%    12.6%      10.7%            7.6%                 --

FREEDOM 2030                              69.6%    15.1%      5.3%             10.0%                --


   THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
   DECEMBER 31, 1997 THROUGH JUNE 30, 1998




               S&P 500         MSCI EAFE         LEHMAN BROTHERS         MERRILL LYNCH HIGH          LEHMAN BROTHERS
                                                 AGGREGATE BOND           YIELD MASTER INDEX          3-MONTH
                                                 INDEX                                                T-BILL INDEX

   FREEDOM
INCOME          20.0%           --                40.0%                    --                          40.0%

   FREEDOM
2000            37.9%           4.3%              40.5%                    3.9%                        13.4%

   FREEDOM
2010            56.8%           9.2%              25.7%                    7.0%                        1.3%

   FREEDOM
2020            68.6%           12.4%             11.4%                    7.6%                        --

   FREEDOM
2030            69.6%           15.0%             5.5%                     9.9%                        --


   THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
   JUNE 30, 1998 THROUGH DECEMBER 31, 1998




               S&P 500         MSCI EAFE         LEHMAN BROTHERS         MERRILL LYNCH HIGH          LEHMAN BROTHERS
                                                 AGGREGATE BOND           YIELD MASTER INDEX          3-MONTH
                                                 INDEX                                                T-BILL INDEX

   FREEDOM
INCOME          20.0%           --                40.0%                    --                          40.0%

   FREEDOM
2000            36.8%           3.9%              40.3%                    3.6%                        15.4%

   FREEDOM
2010            55.2%           8.5%              27.2%                    6.7%                        2.4%

   FREEDOM
2020            67.9%           11.9%             12.7%                    7.5%                        --

   FREEDOM
2030            70.0%           14.5%             6.0%                     9.5%                        --


S&P 500. The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stocks.
MSCI EAFE. The Morgan Stanley Capital International Europe,
   Australia    , Far East    (EAFE)     Index    is an unmanaged,
market capitalization weighted index    that is designed to represent
the performance of developed stock markets outside of the United States and Canada. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. Stocks are selected for the Morgan Stanley Capital International (MSCI) Index on the basis of industry representation, liquidity, sufficient float, and avoidance of cross-ownership.
LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-/Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.
   LEHMAN     BROTHERS 3-MONTH T   REASURY BILL     INDEX is a
representation of the average of T-Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term instruments).
The following table represents the comparative indices' calendar year-to-year performance.

      S&P 500         MSCI EAFE      LEHMAN BROTHERS  MERRILL LYNCH HIGH      LEHMAN     BROTHERS
                                     AGGREGATE BOND   YIELD                3-MONTH T-BILL
                                     INDEX            MASTER INDEX         INDEX

1997      33.36    %      2.01    %      9.65    %        12.82    %           5.52    %

1996   22.96%          6.05%          3.63%            11.06%                  5.38    %

1995   37.58%          11.21%         18.47%           19.91%                  6.09    %

1994   1.32%           7.78%          (2.92)%          (1.17)%                 4.26    %

1993   10.08%          32.56%         9.75%            17.18%                  3.20    %

1992   7.62%           (12.17)%       7.40%            18.16%                  2.92    %

1991   30.47%          12.13%         16.00%           34.58%                  6.22    %

1990   (3.10)%         (23.45)%       8.96%            (4.35)%                 8.21    %

1989   31.69%          10.53%         14.53%           4.23%                   8.74    %

1988   16.61%          28.27%         7.89%            13.47%                  6.40    %


A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. A fund may quote various measures of volatility and
benchmark correlation in advertising. In addition,    the     fund may
compare these measures to those of other funds. Measures of volatility
seek to compare    a     fund's historical share price fluctuations or
total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents
   a     fund's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of    March 31, 1998    ,    FMR     advised over $   32
billion in    municipal     fund assets, $   103     billion in money
market fund assets, $   449     billion in equity fund assets,
$   73     billion in international fund assets, and $   30
billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, a bond or money market fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
Each Freedom Fund may reference, illustrate or discuss the performance of the underlying Fidelity funds.
Each Freedom Fund may also reference, illustrate, or discuss the fund's composite portfolio returns. Composite portfolio returns show the change in value of an investment in a composite portfolio of underlying funds for the periods shown based on the asset allocation for each Freedom Fund as of the end of the most recent semi-annual period, including reinvestment of dividends and capital gains, and deduction of expenses at the Freedom Fund and underlying fund levels. Composite portfolio returns do not reflect any Freedom Fund's actual performance and should not be considered indicative of past or future performance. In addition, composite portfolio returns should not be considered as a substitute for any Freedom Fund's own performance. Composite portfolio returns are intended to demonstrate how hypothetical investments based on a Freedom Fund's last reported asset allocation would have performed over the periods shown. Unlike the actual asset allocation of a Freedom Fund over time, composite portfolio returns assume that the asset allocation of a composite portfolio remained fixed during the periods shown. As Freedom 2030, Freedom 2020, Freedom 2010, and Freedom 2000 near their target retirement dates, asset allocations become increasingly conservative and scheduled adjustments to the target asset allocations increase in magnitude. Because Freedom Income is designed for individuals already in retirement, the fund's assets are allocated according to a stable asset allocation target.
In addition, Strategic Advisers retains discretion to modify a Freedom Fund's target asset allocation and the identity of one or more of the underlying funds from time to time. The composite portfolio returns do not represent actual trading or reflect the effect that economic or market conditions might have had on Strategic Adviser's decisions to make adjustments if it had actually managed the Freedom Funds during the periods shown. Although composite portfolio returns do not reflect either target or discretionary adjustments, such adjustments will have a significant impact on a Freedom Fund's actual performance. ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
Each Freedom Fund is open for business and its NAV is calculated each day the NYSE is open for trading. The NYSE has designated the
following holiday closings for 19   98    : New Year's Day,    Martin
Luther King's Birthday, Presidents' Day,     Good Friday, Memorial
Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day. Although Strategic Advisers expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday
schedule at any time. In addition,    each fund will be closed     for
wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each Freedom Fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business. If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are
valued in computing    each     fund's NAV. Shareholders receiving
securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each Freedom Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies. In the Prospectus, each Freedom Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in Strategic Advisers' judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of each Freedom Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Freedom Fund's income is derived from qualifying dividends or from the qualifying portion of dividends from an underlying Fidelity fund. For the Freedom Funds and for those underlying Fidelity funds that may earn other types of income that do not qualify for the dividends-received deduction available to corporate shareholders, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of fund dividends that qualifies for the deduction generally will be less than 100%. Each Freedom Fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of each Freedom Fund's dividends derived from certain U.S. Government
   securities,     including the portion of dividends from an
underlying Fidelity fund derived from certain U.S. Government
securities,     may be exempt from state and local taxation.
Short-term capital gains (including short-term capital gains distributed by an underlying Fidelity fund as a dividend as well as short-term capital gains earned on the sale of underlying Fidelity fund shares or other securities) are distributed as dividend income. Each Freedom Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each Freedom Fund (including amounts attributable to an underlying Fidelity fund's capital gain distributions as well as long-term capital gains earned on the sale of underlying Fidelity fund shares or other securities) and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of a Freedom Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each Freedom Fund are taxable to shareholders as dividends, not as capital gains.
As of March 31, 1   998    , Freedom Income, Freedom 2000, Freedom
2010, Freedom 2020, and Freedom 2030 hereby designates approximately
$   28,000    , $   225,000    , $   430,000    , $   422,000    , and
$   236,000    , as a capital gain dividend for the purpose of the
dividend-paid deduction.
TAX STATUS OF THE FUNDS. Each Freedom Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each Freedom Fund intends to distribute substantially all of its net investment income and net realized
capital gains    within each calendar year as well as on a fiscal year
basis, and intends to comply with other tax rules applicable to regulated investment companies.
Each Freedom Fund is treated as a separate entity from the other funds of its trust for tax purposes.
Five to ten years after a Freedom Fund with a target retirement date reaches its target retirement year, its asset allocation target is expected to match Freedom Income Fund's asset allocation target. It is expected that at such time the assets of the Freedom Fund with a target retirement date will be combined with the assets of Freedom Income Fund. The Trustees reserve the right to engage in such transactions in the best interests of the funds, taking into account then existing laws and regulations. The trust's Trust Instrument empowers the Trustees to take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of a Freedom Fund with a target retirement date.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Freedom Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Freedom Fund is suitable to their particular tax situation.
STRATEGIC ADVISERS AND FMR
   All of the stock of FMR and Strategic Advisers is owned by FMR Corp., their parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR, including the underlying Fidelity funds. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust, Strategic Advisers, or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   67    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman
and a Director of F   idelity Investments Money Management,     Inc.,
Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD (   56    ),    Member of the Advisory Board (1997),
is Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX    (65),     Trustee,    is President of RABAR
Enterprises (management consulting-engineering industry, 1994).
Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific
Resources Company (exploration and production).    He is a Director of
USA Waste Services, Inc.     (non-hazardous waste, 1993), CH2M Hill
Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS    (66),     Trustee (1992). Prior to her
retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (54), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central
Inte    lligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr.
Gates served as Assistant to the President of the United States and
   Deputy National Security Advisor. Mr. Gates is a Director of
LucasVarity PLC (automotive components and diesel engines    ),
Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates is also a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES    (70),     Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a
Trustee of the Cleveland Clinic Foundation,    where he has also been
a member of the Executive Committee as well as Chairman of the Board
and President, a Trustee and     member of the Executive Committee of
University School (Cleveland), and a Trustee of Cleveland Clinic
Florida.
DONALD J. KIRK    (65)    , Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the
Board of Directors of the National Arts Stabilization    Fund    ,
Chairman of the Board of Trustees of the Greenwich Hospital
Association,    Director of the Yale-New Haven Health Services Corp.
(1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH    (55)    , Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY    (64)    , Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH    (68)    , Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and
electronic products) from 1987   -    1996    and Brush-Wellman Inc.
(metal refining) from 1983-1997.
MARVIN L. MANN    (64)    , Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993),    Imation Corp. (imaging and information storage, 1997),
    and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a
Director of Fidelity Investments Money Management, Inc. (199   8    ),
Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS    (69)    , Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
ROBERT A. LAWRENCE (45), is Vice President of certain Equity Funds
(1997), Vice President of Fidelity Real Estate High Income Fund (1995) and Fidelity Real Estate High Income Fund II (1996), and Senior Vice President of FMR (1993).
SCOTT D. STEWART (   39    ), is Vice President of the Freedom
Funds    (1996)    ,    and other funds advised by FMR    . He is also
   a     Senior Vice President and group    leader of Fidelity's
Structured Equity Group. Prior to his current responsibilities, Mr. Stewart has managed a variety of Fidelity funds.
ERIC D. ROITER (49), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (51), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration
at First Data Investor Services Group, Inc. (1996   -    1997). Prior
to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company
Institute (1987   -    1993).
JOHN H. COSTELLO    (51)    , Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH    (52)    , Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended March 31,    1998    , or
calendar year ended December 31, 199   7    , as applicable.
COMPENSATION TABLE



AGGREGATE
COMPENSATION
FROM A FUND
J.          Ralph           Phyllis                  Robert            Edward           E.                   Donald
Gary        F.              Burke                       M.     Gates   C.               Bradley              J.
Burkhead    Cox             Davis                    ***                      Johnson   Jones                Kirk
**                                                                     3d**

Freedom
$    0      $    8          $    8                   $    8            $    0           $    8               $ 8
IncomeB

Freedom
   0           26              26                       26                0                26                26
2000B

Freedom
   0           43              43                       43                0                43                43
2010B

Freedom
   0           33              33                       33                0                33                33
2020B

Freedom
   0           13              13                       13                0                13                13
2030B

TOTAL
$ 0         $    214    ,000 $    210,0    00        $    176,000      $ 0              $    211,500         $ 211,500
COMPENSATIO
N FROM THE
       FUND
COMPLEX*,A



AGGREGATE
COMPENSATION
FROM A FUND
                     Peter       William           Gerald               Marvin         Robert          Thomas
                     S.          O.                C.    Mc             L.                   C.        R.
                     Lynch       McCoy             Donough              Mann           Pozen              Williams
                     **          ****                                                  **

Freedom              $    0      $    8            $    10              $ 8            $    0          $    8
IncomeB

Freedom                  0           26                32                26                0               26
2000B

Freedom                  0           43                53                42                0               43
2010B

Freedom                  0           33                41                32                0               33
2020B

Freedom                  0           13                16                13                0               13
2030B

TOTAL                $ 0         $    214,500      $    264,500         $ 214,500      $ 0             $    214,500
COMPENSATIO
N FROM THE
       FUND
COMPLEX*,A


   * Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
   ** Interested Trustees of the funds and Mr. Burkhead are
compensated by FMR.
   *** Mr. Gates was appointed to the Board of Trustees effective
March 1, 1997.
   **** Mr. McCoy was appointed to the Board of Trustees effective January 1, 1997.
   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L,. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
   B Compensation figures include cash.
   Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
As of March 31, 1998, the Trustees, Members of the Advisory Board, and
officers of each fund owned, in the aggregate, less than    1    % of
each fund   's     total outstanding shares.
   As of March 31, 1998, the following owned of record or beneficially 5% or more of each fund's outstanding shares:
   Fidelity Freedom Income Fund: Lucent Technology, Morristown, NJ (20.04%); General Motors Corporation, New York, NY (13.53%); AG Communications Systems, Phoenix, AZ (8.34%).
   Fidelity Freedom 2000 Fund: Lucent Technology, Morristown, NJ
(62.01%).
   Fidelity Freedom 2010 Fund: Lucent Technology, Morristown, NJ
(69.76%).
   Fidelity Freedom 2020 Fund: Lucent Technology, Morristown, NJ
(76.52%).
   Fidelity Freedom 2030 Fund: Lucent Technology, Morristown, NJ (21.90%); General Motors Corporation, New York, NY (6.26%); AG Communications Systems, Phoenix, AZ (8.13%); Analog Devices, Inc., Norwood, MA (5.31%).
   A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.
MANAGEMENT CONTRACTS
   Strategic Advisers is each Freedom Fund's manager pursuant to management contracts dated July 18, 1996, which were approved by FMR, as the then sole shareholder of each Freedom Fund, on October 11, 1996.
   MANAGEMENT SERVICES.     Each Freedom Fund employs Strategic
Advisers to furnish investment advisory and other services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of each fund or Strategic Advisers performing services relating to research, statistical, and investment activities.
Strategic Advisers in turn has entered into administration agreements with FMR on behalf of each Freedom Fund. Under the terms of each administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of each Freedom Fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
   MANAGEMENT-RELATED EXPENSES.     Under the terms of each Freedom
Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each Freedom Fund with certain exceptions. Under the terms of each administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders; legal expenses; fees of the custodian and auditor; and each fund's proportionate share of insurance premiums and
Investment Company Institute dues.    Each administration agreement
further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each Freedom Fund's transfer agent agreement, the transfer agent bears the costs of
providing these services to existing shareholders.     In addition,
FMR compensates all officers of each fund and all Trustees who are "interested persons" of the trust, Strategic Advisers, or FMR. FMR
also    pays all fees associated with     pricing and bookkeeping
services and administration of each Freedom Fund's securities lending program.
Each Freedom Fund pays the following expenses: fees and expenses of the non-interested Trustees; interest on borrowings; taxes; brokerage commissions (if any); shareholder charges (if any) associated with investing in the underlying Fidelity funds; and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.
   MANAGEMENT FEES.     For the services of Strategic Advisers under
each management contract, each Freedom Fund pays Strategic Advisers a
monthly management fee at the annual rate of 0.10% of    its
average net assets throughout the month.    The management fee paid to
Strategic Advisers by each Freedom Fund is reduced by an amount equal to the fees and expenses paid by each Freedom Fund to the non-interested Trustees.
The following table shows the amount of management fees paid by each Freedom Fund to Strategic Advisers for the past two fiscal periods, and the amount of credits reducing management fees for each Freedom Fund.

Fund                   Fiscal Period Ended March 31  Amount of Credits Reducing   Management Fees Paid to
                                                     Management Fees              Strategic Advisers

   Freedom Income         1998                          $ 33                         $ 24,292*

                          1997                          $ 50                         $ 1,428*

   Freedom 2000           1998                          $ 3,562                      $ 88,363*

                          1997                          $ 27                         $ 2,691*

   Freedom 2010           1998                          $ 7,774                      $ 152,611*

                          1997                          $ 31                         $ 3,651*

   Freedom 2020           1998                          $ 5,024                      $ 124,538*

                          1997                          $ 32                         $ 2,469*

   Freedom 2030           1998                          $ 253                        $ 41,724*

                          1997                          $ 27                         $ 692*


   * After reduction of fees and expenses paid by the fund to the non-interested Trustees.
For the services of FMR under each administration agreement, Strategic Advisers pays FMR a monthly administration fee equal to the monthly management fee received by Strategic Advisers from each Freedom Fund, minus an amount equal to an annual rate of 0.02% of that fund's
average net assets throughout the month.    The following table shows
the amount of administrative fees paid by Strategic Advisers to FMR for the past two fiscal periods.
Fund            Fiscal Period Ended March 31  Administrative Fees Paid to FMR

Freedom Income  1998                          $    14,643

                1997                          $ 888   *

Freedom 2000    1998                          $    55,308

                1997                          $ 1,635   *

Freedom 2010    1998                          $    96,482

                1997                          $ 2,196   *

Freedom 2020    1998                          $    77,929

                1997                          $ 1,485   *

Freedom 2030    1998                          $    25,262

                1997                          $ 432   *

   * For the fiscal period October 17, 1996 (commencement of operations) to March 31, 1997.
Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of each Freedom Fund's operating expenses (exclusive of interest, taxes, brokerage commissions, shareholder charges, and extraordinary expenses). Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by Strategic Advisers will increase each Freedom Fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yield.
   Effective November 1, 1996,     Strategic Advisers voluntarily
agreed to reimburse each Freedom Fund if and to the extent that
its     aggregate operating expenses, including management fees, were in excess of an annual rate of 0.08% of its average net assets. The table below shows the periods of reimbursement and levels of expense limitations; the dollar amount of management fees incurred under each Freedom Fund's contract before reimbursement; and the dollar amount of management fees reimbursed by Strategic Advisers under the expense reimbursement for each period.

Fund            Fiscal Period Ended March 31  Management Fee Before      Amount of Management Fee
                                              Reimbursement              Reimbursement

Freedom Income  1998                          $    24,325    *        $    4,813

                1997                          $    1,478    *         $    283

Freedom 2000    1998                          $    91,925    *        $    17,482

                1997                          $    2,718    *         $    444

Freedom 2010    1998                          $    160,385    *       $    30,159

                1997                          $    3,682    *         $    623

Freedom 2020    1998                          $    129,562    *       $    24,214

                1997                          $    2,501    *         $    436

Freedom 2030    1998                          $    41,977    *        $    8,077

                1997                          $    719    *           $    118


   * After reduction of fees and expenses paid by the fund to the non-interested Trustees.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved a Distribution and Service Plan on behalf of each Freedom Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the Freedom Funds, Strategic Advisers, and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses. Under each Plan, if the payment of management fees by the Freedom Fund to Strategic Advisers, or the payment of administration fees by Strategic Advisers to FMR out of the management fees, is deemed to be
indirect financing by the fund of the distribution of    its
    shares, such payment is authorized by the Plan. Each Plan
specifically recognizes that Strategic Advisers or FMR may use    its
past profits or its other     resources, including management fees
paid to Strategic Advisers by the funds, or administration fees paid to FMR by Strategic Advisers out of the management fees, to pay FDC for expenses incurred in connection with the distribution of Freedom
Fund shares.    In addition, each Plan provides that Strategic
Advisers or FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Freedom Fund shares or provide shareholder support services.
Currently, the Board of Trustees has     authorized such payments for
the Freedom Funds.
   FMR made no payments either directly or through FDC to third parties for the fiscal year ended 1998.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the Freedom Fund and its shareholders. In particular, the
Trustees noted that each Plan does not authorize payments by    the
Freedom Fund     other than those made to Strategic Advisers under its
management contract with the fund. To the extent that each Plan gives Strategic Advisers, FMR, and FDC greater flexibility in connection
with the distribution of fund    shares    , additional sales of fund
shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each Freedom Fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments. CONTRACTS WITH FMR AFFILIATES
   Each Freedom Fund has entered into a transfer agent agreement with
    FIIOC   , an affiliate of Strategic Advisers and FMR. Under the
terms of the agreements,     FIIOC    performs transfer agency,
dividend disbursing, and shareholder services for each Freedom
Fund.
For providing transfer agency services, FIIOC receives no fees from
   each     Freedom Fund; however, each underlying Fidelity fund pays
its respective transfer, dividend disbursing, and shareholder servicing agent (either FIIOC or an affiliate of FIIOC) fees based, in
part, on the number of accounts in and assets of    each     Freedom
Fund invested in such underlying Fidelity fund.
FIIOC pays out-of-pocket expenses associated with    providing
transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements
   to existing shareholders,     with the exception of proxy
statements.
   Each Freedom Fund has also entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each Freedom Fund, maintains each Freedom Fund's portfolio and general accounting records, and administers each Freedom Fund's securities lending program.
   For providing pricing and bookkeeping services, FSC receives a monthly fee based on each Freedom Fund's average daily net assets throughout the month.
   For administering each Freedom Fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.
   FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.
Each Freedom Fund    has entered into a     distribution agreement
with FDC,    an affiliate of Strategic Advisers and FMR organized as a
Massachusetts corporation on July 18, 1960.     FDC is a broker-dealer
registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION.    The Freedom Funds are funds of Fidelity
Aberdeen Street Trust, an open-end management investment company organized as a Delaware business trust under the name Income Portfolios II on June 20, 1991. The name of the Trust was changed to Fidelity Institutional Investors Trust on January 16, 1992, pursuant to a Certificate of Amendment. On August 21, 1996, pursuant to a Certificate of Amendment, the name of the Trust was changed to
Fidelity Aberdeen Street Trust.     Currently, there are five funds of
Fidelity Aberdeen Street Trust:    Fidelity     Freedom Income
Fund    ,    Fidelity     Freedom 2000    Fund    ,    Fidelity
    Freedom 2010    Fund    ,    Fidelity     Freedom 2020
Fund    , and    Fidelity     Freedom 2030    Fund    . The Trust
Instrument permits the Trustees to create additional funds.
In the event that Strategic Advisers ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
On matters submitted for consideration by shareholders of an underlying Fidelity fund, a Freedom Fund will vote its shares in proportion to the vote of all other holders of shares of that underlying Fidelity fund or, in certain limited instances, the Freedom Fund will vote its shares in the manner indicated by a vote of its shareholders.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or the fund; however, the Trustees may, without prior shareholder approval, (i) authorize a transfer of all assets of a Freedom Fund with a target retirement date into Freedom Income Fund, or any successor thereto, or
(ii) change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
Strategic Advisers, FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts     serves as the trust's independent accountant. The
auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the
fiscal period ended March 31, 1   998    , and reports of the auditor,
are included in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and reports of the auditors are incorporated herein by reference. For a free additional copy of the funds' Annual Report, contact Fidelity at 1-800-544-8888, 82 Devonshire Street, Boston, MA 02109.
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.
The descriptions that follow are examples of eligible ratings for each underlying Fidelity fund. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF COMMERCIAL PAPER Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated PRIME-1 (or related supporting institutions) have a superior ability for repayment of principal and payment of interest. Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of principal and payment of interest. DESCRIPTION OF STANDARD & POOR'S RATINGS OF COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
PART C.  OTHER INFORMATION
Item 24.
 (a) (1) Financial Statements and Financial Highlights included in the Annual Report for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund, for the fiscal year ended March 31, 1998, are incorporated by reference into the funds' Statement of Additional Information, and were filed on May 18, 1998 for Fidelity Aberdeen Street Trust (File No. 811-6440), pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporate herein by reference.
 (b) Exhibits:
  (1)(a) Trust Instrument of the Trust dated June 20, 1991, was electronically filed and is incorporated herein by reference as
Exhibit 1 to Post-Effective Amendment No. 13.
       (b) Certificate of Amendment of the Trust Instrument dated January 16, 1992, was electronically filed and is incorporated herein as Exhibit 1(b) to Post-Effective Amendment No. 13.
       (c) Supplemental Trust Instrument dated August 21, 1996, was electronically filed and is incorporated herein by reference as
Exhibit 1(b) of Post-Effective Amendment No. 16.
       (d) Certificate of Amendment of the Trust Instrument dated August 22, 1996, was electronically filed and is incorporated herein by reference as Exhibit 1(c) to Post-Effective Amendment No. 16.
       (e) Supplemental Trust Instrument dated March 31, 1997, was electronically filed and is incorporated herein by reference as
Exhibit 1(e) of Post-Effective Amendment No. 19.
  (2) Bylaws of the Trust effective May 19, 1994, were electronically filed in and are incorporated herein by reference to Exhibit 2 of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (3) None.
  (4) None.
  (5)(a) Management Contract between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Strategic Advisers, Inc. was electronically filed and is incorporated herein by reference as
Exhibit 5(a) to Post-Effective Amendment No. 18.
      (b) Management Contract between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Strategic Advisers, Inc. was electronically filed and is incorporated herein by reference as
Exhibit 5(b) to Post-Effective Amendment No. 18.
      (c) Management Contract between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Strategic Advisers, Inc. was electronically filed and is incorporated herein by reference as
Exhibit 5(c) to Post-Effective Amendment No. 18.
      (d) Management Contract between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Strategic Advisers, Inc. was electronically filed and is incorporated herein by reference as
Exhibit 5(d) to Post-Effective Amendment No. 18.
      (e) Management Contract between the Registrant, on behalf of Fidelity Freedom Income Fund, and Strategic Advisers, Inc. was electronically filed and is incorporated herein by reference as
Exhibit 5(e) to Post-Effective Amendment No. 18.
      (f) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2030 Fund was electronically filed and is incorporated herein by reference as Exhibit 5(f) to Post-Effective Amendment No. 18.
      (g) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2020 Fund was electronically filed and is incorporated herein by reference as Exhibit 5(g) to Post-Effective Amendment No. 18.
      (h) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2010 Fund was electronically filed and is incorporated herein by reference as Exhibit 5(h) to Post-Effective Amendment No. 18.
      (i) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2000 Fund was electronically filed and is incorporated herein by reference as Exhibit 5(i) to Post-Effective Amendment No. 18.
      (j) Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom Income Fund was electronically filed and is incorporated herein by reference as Exhibit 5(j) to Post-Effective Amendment No. 18.
  (6)(a) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(a) to Post-Effective Amendment No. 18.
      (b) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(b) to Post-Effective Amendment No. 18.
      (c) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(c) to Post-Effective Amendment No. 18.
      (d) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(d) to Post-Effective Amendment No. 18.
      (e) General Distribution Agreement between the Registrant, on behalf of Fidelity Freedom Income Fund, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(e) to Post-Effective Amendment No. 18.
  (7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
      (b) The Fee Deferral Plan for Non-Interested Persons, Directors, and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference as Exhibit 7(b) to Post-Effective Amendment No. 19.
  (8)(a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
      (b) Appendix A, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(e) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).
      (c) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(f) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).
      (d) Addendum, dated August 31, 1996, to Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant, is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 19.
      (e) Forms of Fidelity Group Repo Custodian Agreement and
Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, on behalf of Fidelity Freedom Funds, are filed herein as Exhibit 8(e).
      (f) Forms of Fidelity Group Repo Custodian Agreement and
Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, on behalf of Fidelity Freedom Funds, are filed herein as Exhibit 8(f).
      (g) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, on behalf of Fidelity Freedom Funds, are filed herein as Exhibit 8(g).
  (9) Not applicable.
  (10) Not applicable.
  (11) Consent of Coopers & Lybrand, L.L.P., independent accountants, is electronically filed herein as Exhibit 11.
  (12) None.
  (13) Representation by FMR, as initial shareholder, of agreement to purchase shares of beneficial interest of the trust for investment was electronically filed and is incorporated herein by reference as
Exhibit 13 to Post-Effective Amendment No. 18.
  (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
  (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
  (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
  (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
  (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
  (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
  (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
  (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
  (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Post-Effective Amendment No. 19.
  (15)(a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund was electronically filed and is incorporated herein by reference as Exhibit 15(a) to Post-Effective Amendment No. 18.
       (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund was electronically filed and is incorporated herein by reference as Exhibit 15(b) to Post-Effective Amendment No. 18.
       (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund was electronically filed and is incorporated herein by reference as Exhibit 15(c) to Post-Effective Amendment No. 18.
       (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2000 Fund was electronically filed and is incorporated herein by reference as Exhibit 15(d) to Post-Effective Amendment No. 18.
       (e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund was electronically filed and is incorporated herein by reference as Exhibit 15(e) to Post-Effective Amendment No. 18.
  (16)(a) A schedule for computation of 30-day yields and total return was electronically filed and is incorporated herein by reference as
Exhibit 16(a) to Post-Effective Amendment No. 18.
       (b) A schedule for computation of moving averages was electronically filed and is incorporated herein by reference as
Exhibit 16(b) to Post-Effective Amendment No. 18.
  (17) Financial Data Schedules are filed herein for Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund, as Exhibit 27, respectively.
  (18) None.
Item 25. Persons Controlled by or under Common Control with Registrant The Board of Trustees of the Registrant is the same as the board of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
As of March 31, 1998
   Name of Series               Number of Record Holders

  Fidelity Freedom Income Fund  6,990
  Fidelity Freedom 2000 Fund    33,340
  Fidelity Freedom 2010 Fund    80,340
  Fidelity Freedom 2020 Fund    100,937
  Fidelity Freedom 2030 Fund    42,735
Item 27. Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28.  Business and Other Connections of Investment Adviser
(1)  STRATEGIC ADVISERS, INC.
 Strategic Advisers, Inc. serves as investment adviser to the Fidelity Freedom Funds and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. In addition to the other offices in FMR Corp. affiliates, the directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.
James C. Curvey   Director and Chairman of the Board of Strategic
                  Advisers, Inc. (1990); Chief Operating Officer,
                  Director and Vice Chairman of FMR Corp. (1997).
Roger T. Servison Director and President of Strategic Advisers, Inc.
                  (1996); Director of Fidelity Brokerage Services,
                  Inc. (1994).
Lynn Davis        Vice President -Portfolio Advisory Services of
                  Strategic Advisers, Inc. (1997).
Donald Alhart     Vice President -Crosby Advisors of Strategic
                  Advisers, Inc. (1996).
Amy F. Barnwell   Vice President -Charitable Advisory Services of
                  Strategic Advisers, Inc. (1997).
Stephen G.
Manning           Treasurer of Strategic Advisers, Inc. (1997); Vice
                  President and Treasurer of FMR Corp. (1997).
Gary Greenstein   Assistant Treasurer of Strategic Advisers, Inc.
                  (1993); Vice President, Taxation FMR Corp. (1993).
Linda C. Holland  Compliance Officer of Strategic Advisers, Inc.
                  (1996); Employee of Fidelity Investments (1979).
Jay Freedman      Clerk of Strategic Advisers, Inc. (1995); Clerk of
                  FMR Corp. (1995).
Susan Shields     Assistant Clerk of Strategic Advisers, Inc. (1995);
                  Employee of Fidelity Investments (1991).
Page Pennell      Assistant Clerk of Strategic Advisers, Inc. (1997).
Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     With Underwriter          With Registrant

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Senior Vice President     Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Strategic Advisers, Inc., or Fidelity Service Company, Inc. 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, The Bank of New York, 110 Washington Street, New York, N.Y.
Item 31.  Management Services
 Not applicable.
Item 32.  Undertakings
* The Registrant, on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 19th day of May 1998.
      FIDELITY ABERDEEN STREET TRUST
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)  (Title)  (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee          May 19, 1998

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Richard A. Silver                 Treasurer                      May 19, 1998

Richard A. Silver



/s/Robert C. Pozen                   Trustee                        May 19, 1998

Robert C. Pozen



/s/Ralph F. Cox                   *  Trustee                        May 19, 1998

Ralph F. Cox



/s/Phyllis Burke Davis        *      Trustee                        May 19, 1998

Phyllis Burke Davis



/s/Robert M. Gates             **    Trustee                        May 19, 1998

Robert M. Gates



/s/E. Bradley Jones             *    Trustee                        May 19, 1998

E. Bradley Jones



/s/Donald J. Kirk                 *  Trustee                        May 19, 1998

Donald J. Kirk



/s/Peter S. Lynch                 *  Trustee                        May 19, 1998

Peter S. Lynch



/s/Marvin L. Mann              *     Trustee                        May 19, 1998

Marvin L. Mann



/s/William O. McCoy          *       Trustee                        May 19, 1998

William O. McCoy



/s/Gerald C. McDonough    *          Trustee                        May 19, 1998

Gerald C. McDonough



/s/Thomas R. Williams        *       Trustee                        May 19, 1998

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates             March 6, 1997

Robert M. Gates

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________   /s/Peter S. Lynch________________

Edward C. Johnson 3d                 Peter S. Lynch




/s/J. Gary Burkhead_______________   /s/William O. McCoy______________

J. Gary Burkhead                     William O. McCoy


/s/Ralph F. Cox __________________  /s/Gerald C. McDonough___________

Ralph F. Cox                        Gerald C. McDonough


/s/Phyllis Burke Davis_____________  /s/Marvin L. Mann________________

Phyllis Burke Davis                  Marvin L. Mann


/s/E. Bradley Jones________________  /s/Thomas R. Williams ____________

E. Bradley Jones                     Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Hereford Street Trust
Fidelity Advisor Series I               Fidelity Income Fund
Fidelity Advisor Series II              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III             Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV              Fidelity Investment Trust
Fidelity Advisor Series V               Fidelity Magellan Fund
Fidelity Advisor Series VI              Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII             Fidelity Money Market Trust
Fidelity Advisor Series VIII            Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust            Fidelity Municipal Trust
Fidelity Boston Street Trust            Fidelity Municipal Trust II
Fidelity California Municipal Trust     Fidelity New York Municipal Trust
Fidelity California Municipal Trust II  Fidelity New York Municipal Trust II
Fidelity Capital Trust                  Fidelity Phillips Street Trust
Fidelity Charles Street Trust           Fidelity Puritan Trust
Fidelity Commonwealth Trust             Fidelity Revere Street Trust
Fidelity Concord Street Trust           Fidelity School Street Trust
Fidelity Congress Street Fund           Fidelity Securities Fund
Fidelity Contrafund                     Fidelity Select Portfolios
Fidelity Corporate Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust             Fidelity Summer Street Trust
Fidelity Court Street Trust II          Fidelity Trend Fund
Fidelity Covington Trust                Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund               Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity Union Street Trust
  Portfolio, L.P.                       Fidelity Union Street Trust II
Fidelity Devonshire Trust               Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                  Newbury Street Trust
Fidelity Financial Trust                Variable Insurance Products Fund
Fidelity Fixed-Income Trust             Variable Insurance Products Fund II
Fidelity Government Securities Fund     Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_  July 17, 1997

Edward C. Johnson 3d